[EATON VANCE LOGO]

[GRAPHIC OF BRICK WALL WITH EDUCATION SIGN]

SEMIANNUAL REPORT MARCH 31, 2003

[GRAPHIC OF HIGHWAY]

EATON VANCE
INSURED
MUNICIPAL
BOND
FUNDS

[GRAPHIC OF BRIDGE]

Insured Municipal II
Insured California II
Insured New York II
Insured Florida
Insured Massachusetts
Insured Michigan
Insured New Jersey
Insured Ohio
Insured Pennsylvania

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                      IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

    The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

    EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

    If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

    Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

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LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

Amid the dramatic interest rate decline of recent years, many bonds issued at relatively high interest rates from 1993-1998 have been pre-refunded by their issuers. As a result, escrowed bonds have played an increasingly prominent role in municipal bond portfolios. However, while these bonds are valued by professional investors, analysts and portfolio managers, many individual investors have little knowledge of why bonds are escrowed. As part of our continuing educational series, we thought it might be helpful to discuss the mechanics of escrowed bonds and the role of those bonds in the municipal market.

THE PROCESS OF ESCROWING
MUNICIPAL BONDS TO MATURITY...

In the escrowing process, an issuing jurisdiction essentially refinances original-issue debt with newer, usually lower-interest debt. The jurisdiction issues a "refunding bond," the proceeds of which are used to purchase specially-issued U.S. Treasury bonds - State and Local Government Series bonds, which are held in an irrevocable escrow account by a trustee bank. The principal and interest payments of these Treasury bonds exactly match the future principal and interest payments of the issuer's original bonds.

The principal and interest from these U.S. Treasuries are directed solely to pay the interest and principal on the tax-exempt bonds for which the escrow account was established. Thus, the original bonds are now backed by U.S. Treasuries and are, therefore, deemed among the highest quality of all tax-exempt issues.

BENEFITS FOR ISSUERS: LOWER INTEREST RATES AND ADDED FLEXIBILITY...

When municipal bonds are escrowed, they are said to be "defeased." That means that the bonds are no longer governed by the original covenants and are no longer a direct obligation of the original issuer. The most common defeasance - "high-to-low" defeasance - is based on an economic rationale, in which an issuer seeks to take advantage of a significant decline in interest rates - much the same way homeowners refinance their mortgages. By refunding high-coupon bonds with lower-coupon debt, issuers are able to reduce their interest expenses and save taxpayers and ratepayers money.

A second, less common procedure is "low-to-high" defeasance - in which relatively low-coupon bonds are refunded with higher-coupon bonds. This refunding is generally based on a pressing political or structural need, done primarily to effect a change in bond covenants. This change may provide more flexibility for issuers by broadening a project's mandate or redefining revenue sources.

BENEFITS FOR INVESTORS: HIGHER QUALITY, SHORTER MATURITIES, ATTRACTIVE
COUPONS...

For investors, owning a bond that has been escrowed generally provides an immediate upgrade in quality - and often in price - because the bond is now backed by U.S. Treasuries. In addition, because these bonds are typically called at their earliest call date, they will have a shorter effective maturity and, therefore, less volatility. Finally, in most cases, the bond continues to pay an above-average coupon. These characteristics can represent distinct advantages for investors.

However compelling these benefits are, a portfolio manager still faces a key decision: whether to hold the bond with its attractive coupon and no credit risk
- or - to sell the bond at its increased market value and redeploy the increased purchasing power at current interest rates. The portfolio manager must factor in market conditions, the interest rate outlook, the availability of bonds in the marketplace and call provisions. If the escrowed bond's original call provisions have been waived, that will dramatically improve the bond's trading characteristics.

These decisions can have a profound effect upon performance. Moreover, the treatment of escrowed bonds is yet another area that demonstrates the value of professional management. We believe that familiarity with bond covenants, trading patterns and in-depth analysis can provide investors a major advantage in municipal bond investing.

                                       Sincerely,

                                       /s/ Thomas J. Fetter

                                       Thomas J. Fetter
                                       President
                                       May 7, 2003

SHARES OF THE FUNDS ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELDS WILL VARY.

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EATON VANCE INSURED MUNICIPAL BOND FUNDS as of March 31, 2003

MARKET RECAP

The U.S. economy turned in a poor performance in late 2002 and early 2003. Waning consumer confidence and reduced capital spending resulted in weak demand for goods and services, a condition aggravated by the prolonged decline in the equity markets. Consumer spending, which had held up surprisingly well through much of 2002, slowed significantly by year end. For their part, businesses were loathe to commit new capital investment in an uncertain economy. These trends contributed to rising unemployment and increased volatility in the financial markets.

HELPED BY LOW INTEREST RATES AND SALES
INCENTIVES, THE AUTO AND HOUSING MARKETS
KEPT THE U.S. ECONOMY AFLOAT...

While economic activity remained sluggish, there were some bright spots that kept the economy afloat. Together with manufacturers' incentives, record-low interest rates encouraged car buyers. Similarly, low mortgage rates kept the housing market alive, although the torrid sales pace of recent years has cooled considerably. By year-end, however, amid rising consumer debt and an increasing jobless rate, there were signs that U.S. consumers were adopting more conservative spending habits.

THE FEDERAL RESERVE AGAIN LOWERED SHORT-TERM INTEREST RATES IN NOVEMBER...

After rising a feeble 1.4% in the fourth quarter of 2002, the nation's Gross Domestic Product expanded 1.6% in the first quarter of 2003, according to preliminary figures. The nation's unemployment rate moved higher, as a clouded outlook prompted businesses to reduce payrolls. Meanwhile, business investment in new technology - which generates innovation, improves productivity and is often viewed as a key to recovery - was generally deferred until business owners can see beyond the current uncertainties. Against this backdrop, the Federal Reserve, which had held rates steady through most of the year, saw danger of a further retrenchment in November and reduced the Federal Funds rate - a key short-term interest rate barometer - to 1.25%, a 40-year low. The bond markets - whose prices move in the opposite direction of interest rates - rallied in response to that action. Ten-year Treasury bond yields, which were as high as 5.40% in March 2002 - declined to 3.80% by March 31, 2003, as the economic recovery failed to materialize.

FACING REVENUE SHORTFALLS, MANY STATES ARE CONSIDERING TAX INCREASES...

We continue to believe that municipal bonds merit a place in a diversified investment portfolio. Amid the uncertain economic outlook, we believe the prospect of a dramatic increase in interest rates remains remote. In addition, with states reporting revenue shortfalls as a result of the weak economy, many are faced with looming budget deficits. Because the overwhelming majority are legally obligated to balance their budgets, legislatures are faced with the unpleasant prospect of raising state taxes to achieve a balanced ledger. The potential for higher state taxes could make municipal bonds even more compelling for tax-conscious investors.

[SIDENOTE]

MUNICIPAL BOND YIELDS EXCEEDED TREASURY YIELDS

4.93%                                  8.03%
30-Year AAA-rated                      Taxable equivalent yield
General Obligation (GO) Bonds*        in 38.6% tax bracket

4.82%
30-Year Treasury Bond

Principal and interest payments of Treasury securities are guaranteed by the U.S government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Funds' yield. Statistics as of March 31, 2003.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE VARIOUS PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

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EATON VANCE INSURED MUNICIPAL BOND FUND II AS OF MARCH 31, 2003

INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- The U.S. economy remained subdued in late 2002 and early 2003. Political and economic uncertainties constrained consumer and business spending and tempered near-term expectations for growth. The nation's jobless rate was 5.8% in March 2003, up from 5.7% a year ago.

- Insured* transportation bonds constituted the Fund's largest sector weighting at March 31, 2003. Invest-ments included bonds for tunnel and bridge authorities, thruways, airports and port facilities, which are key elements in the nation's economic infrastructure.

- Insured* water and sewer issuers remained an important focus for the Fund. Water and sewer bonds have offered stable revenue stream in an uncertain economic environment. The sector has offered excellent diversification as many U.S. communities upgrade their water facilities due to growth.

- Insured* general obligations (GOs) were a significant investment. In a slow economy, many states and municipalities have encountered a revenue shortfall in tax receipts. In that climate, insured* GOs provided some insulation from revenue uncertainty.

- Management established good call protection for the Fund. With the significant decline in interest rates and the possibility of pre-refunding, call protection remains an important element of municipal bond strategy.

FUND STATISTICS(1)
--------------------------------------------------------------------------------

- Number of Issues:                         47

- Effective Maturity:                       12.6 years

- Average Rating:                           AAA

- Average Call:                             11.5 years

- Average Dollar Price:                     $91.58


THE FUND
--------------------------------------------------------------------------------
PERFORMANCE FOR THE PERIOD SINCE INCEPTION

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 1.48% for the period from inception on November 29, 2002 through March 31, 2003. That return was the result of a decrease in share price from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.30 on March 31, 2003, and the reinvestment of $0.238 in regular monthly dividends.(2)

- Based on net asset value, the Fund had a total return of 4.67% for period ended March 31, 2003. That return was the result of an increase in net asset value from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.75 on March 31, 2003, and the reinvestment of all distributions.

- Based on most recent dividend and a share price of $14.30, the Fund had a market yield of 6.66% at March 31, 2003.(3) The Fund's market yield is equivalent to a taxable yield of 10.85%.(4)

RATING DISTRIBUTION(1)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

AAA                          85.7%
AA                            8.2%
A                             6.1%

FUND INFORMATION
AS OF MARCH 31, 2003

PERFORMANCE(5)
--------------------------------------------------------------------------------

Average Annual Total Returns (by share price, American Stock Exchange)
--------------------------------------------------------------------------------

Life of Fund (11/29/02)               1.48%

Average Annual Total Returns (by net asset value)
--------------------------------------------------------------------------------

Life of Fund (11/29/02)               4.67%


FIVE LARGEST CATEGORIES(1)
--------------------------------------------------------------------------------
By net assets applicable to common shares

INSURED-TRANSPORTATION*                    31.8%
INSURED-WATER & SEWER*                     21.5%
INSURED-GENERAL OBLIGATIONS*               17.1%
INSURED-WATER REVENUE*                     14.4%
INSURED-SPECIAL TAX REVENUE                13.7%

--------------------------------------------------------------------------------

(1) Fund Statistics, Rating Distribution and 5 Largest Categories are subject to change. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) A portion of the Fund's income may be subject to federal and state income tax.

(3) The Fund's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 38.60% federal income tax rate. A lower rate would result in a lower tax-equivalent figure.

(5) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE INSURED CALIFORNIA MUNICIPAL BOND FUND II AS OF MARCH 31, 2003


INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- The California economic recovery stalled in 2002, amid a significant fall-off in consumer spending. The state suffered job losses in information technology, the service sector and manufacturing, as employers responded to weaker orders with layoffs. The state's March 2003 jobless rate was 6.6%, unchanged from a year ago.

- The Fund maintained its largest sector weighting in insured* general obligations (GOs). In a weak economy, declining tax revenues have raised the prospect of shortfalls for the state and local communities. Insured* GOs have therefore received more investor attention.

- Insured* sewer revenue bonds were a significant commitment for the Fund. Because they finance projects for essential services, the revenues supporting the bonds are generally non-discretionary and therefore, relatively stable in a slow economic environment.

- Insured* lease revenue/certificates of participation (COPs) constituted significant investments. COPs are an alternative financing tool often used to finance public improvements, water utilities and recreational facilities.

- Diversification has been a central theme of the Fund in its initial months of operation. Management has sought diversification - on an issue, sector, coupon and structural basis. Call protection has been another key consideration.


FUND STATISTICS(1)
--------------------------------------------------------------------------------

- Number of Issues:                         44

- Effective Maturity:                       10.0 years

- Average Rating:                           AAA

- Average Call:                             9.0 years

- Average Dollar Price:                     $95.91


THE FUND
--------------------------------------------------------------------------------
PERFORMANCE FOR THE PERIOD SINCE INCEPTION

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of -1.05% for the period from inception on November 29, 2002 through March 31, 2003. That return was the result of a decrease in share price from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $13.95 on March 31, 2003, and the reinvestment of $0.225 in regular monthly dividends.(2)

- Based on net asset value, the Fund had a total return of 3.71% for period ended March 31, 2003. That return was the result of an increase in net asset value from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.62 on March 31, 2003, and the reinvestment of all distributions.

- Based on most recent dividend and a share price of $13.95, the Fund had a market yield of 6.45% at March 31, 2003.(3) The Fund's market yield is equivalent to a taxable yield of 11.58%.(4)

RATING DISTRIBUTION(1)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

AAA                      95.2%
AA                        2.9%
A                         1.9%

FUND INFORMATION
as of March 31, 2003

PERFORMANCE(5)
--------------------------------------------------------------------------------

Average Annual Total Returns (by share price, American Stock Exchange)
--------------------------------------------------------------------------------

Life of Fund (11/29/02)              -1.05%

Average Annual Total Returns (by net asset value)
--------------------------------------------------------------------------------

Life of Fund (11/29/02)               3.71%


FIVE LARGEST CATEGORIES(1)
--------------------------------------------------------------------------------
By net assets applicable to common shares

INSURED-GENERAL OBLIGATIONS*               30.7%
INSURED-LEASE REVENUE/COPs*                28.1%
INSURED-SEWER REVENUE*                     20.3%
INSURED-SPECIAL TAX REVENUE*               12.9%
INSURED-TRANSPORTATION*                    10.9%

--------------------------------------------------------------------------------

(1) Fund Statistics, Rating Distribution and Five Largest Categories are subject to change. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) A portion of the Fund's income may be subject to federal and state income tax.

(3) The Fund's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 44.31% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(5) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE INSURED FLORIDA MUNICIPAL BOND FUND AS OF MARCH 31, 2003

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Florida's job growth outpaced the Southeast region and the nation in 2002. Construction activity was strong, as migration continued to generate demand for single- and multifamily housing. The state's resorts and theme parks, however, struggled in the face of lower attendance. The state's jobless rate was 5.3% in March 2003, down from 5.6% a year ago.

- Insured* special tax revenue bonds constituted the Fund's largest sector weighting at March 31, 2003. These high-quality bonds are secured by a variety of sources, including sales tax revenue, recreational revenues, franchise taxes, business license fees and other miscellaneous taxes.

- Insured* hospital bonds constituted a large investment for the fund. Amid new reimbursement rules and intense competition, the Fund focused on institutions we believe have sound financial structures, good management and a favorable demographic base.

- Insured* general obligations (GOs) were a major investment. Insured* GOs provided excellent quality - during a period in which economic doldrums pressured industrial and economically-sensitive issuers.

- Insured* special assessment revenue bonds represented a major investment. These bonds represent an alternative financing mechanism for local communities facing the need to upgrade facilities and equipment.

FUND STATISTICS(1)
--------------------------------------------------------------------------------

- Number of Issues:                         44

- Effective Maturity:                       12.5 years

- Average Rating:                           AAA

- Average Call:                             10.5 years

- Average Dollar Price:                     $99.73


THE FUND
--------------------------------------------------------------------------------
PERFORMANCE FOR THE PERIOD SINCE INCEPTION

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 3.86% for the period from inception on November 29, 2002 through March 31, 2003. That return was the result of an increase in share price from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.65 on March 31, 2003, and the reinvestment of $0.225 in regular monthly dividends.(2)

- Based on net asset value, the Fund had a total return of 3.79% for period ended March 31, 2003. That return was the result of an increase in net asset value from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.64 on March 31, 2003, and the reinvestment of all distributions.

- Based on most recent dividend and a share price of $14.65, the Fund had a market yield of 6.14% at March 31, 2003.(3) The Fund's market yield is equivalent to a taxable yield of 10.00%.(4)

RATING DISTRIBUTION(1)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

AAA                      90.2%
AA                        7.9%
A                         1.9%

FUND INFORMATION
as of March 31, 2003

PERFORMANCE(5)
--------------------------------------------------------------------------------

Average Annual Total Returns (by share price, American Stock Exchange)
--------------------------------------------------------------------------------

Life of Fund (11/29/02)               3.86%

Average Annual Total Returns (by net asset value)
--------------------------------------------------------------------------------

Life of Fund (11/29/02)               3.79%


FIVE LARGEST CATEGORIES(1)
--------------------------------------------------------------------------------
By net assets applicable to common shares

INSURED-SPECIAL TAX REVENUE*               37.5%
INSURED-MISCELLANEOUS*                     25.7%
INSURED-HOSPITAL*                          18.6%
INSURED-GENERAL OBLIGATIONS*               14.4%
INSURED-SPECIAL ASSESSMENT REVENUE*         7.7%

--------------------------------------------------------------------------------

(1) Fund Statistics, Rating Distribution and Five Largest Categories are subject to change. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) A portion of the Fund's income may be subject to federal and state intangible tax.

(3) The Fund's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 38.60% combined federal and state intangible tax rate. A lower rate would result in a lower tax-equivalent figure.

(5) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE INSURED MASSACHUSETTS MUNICIPAL BOND FUND AS OF MARCH 31, 2003

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]

Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- The Massachusetts economy has been hard hit by the downturn in two of its major job generators - financial services and technology. Sharp declines in the equity markets have lowered investor confidence, while technology has yet to see a resumption of capital spending. The state's March 2003 unemployment rate was 5.7%, up from 5.1% a year ago.

- Insured* private education bonds were the Fund's largest weighting. In an uncertain economic climate, university bonds were especially attractive. Institutions whose applications for admission consistently exceed placement capacity tend to enjoy stable tuition income even while other types of bond issuers face declining revenues.

- Insured* general obligations (GOs) were a significant investment for the Fund. These issues represented high quality, especially at a time of uncertain revenues for industrial and economically-sensitive issuers.

- Insured* lease revenue/certificates of participation (COPs) constituted significant investments. COPs are an alternative financing tool often used to finance the purchase of equipment for transportation and power generation projects.

- Management established ample call protection for the Fund, opting in favor of bonds with longer-dated call provisions. Over time, call protection has a significant effect on a Fund's long-term performance.

FUND STATISTICS(1)
--------------------------------------------------------------------------------

- Number of Issues:                         32

- Effective Maturity:                       13.3 years

- Average Rating:                           AAA

- Average Call:                             10.0 years

- Average Dollar Price:                     $98.96


THE FUND
--------------------------------------------------------------------------------
PERFORMANCE FOR THE PERIOD SINCE INCEPTION

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 7.76% for the period from inception on November 29, 2002 through March 31, 2003. That return was the result of an increase in share price from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $15.20 on March 31, 2003, and the reinvestment of $0.225 in regular monthly dividends.(2)

- Based on net asset value, the Fund had a total return of 3.65% for period ended March 31, 2003. That return was the result of an increase in net asset value from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.62 on March 31, 2003, and the reinvestment of all distributions.

- Based on most recent dividend and a share price of $15.20, the Fund had a market yield of 5.92% at March 31, 2003.(3) The Fund's market yield is equivalent to a taxable yield of 10.18%.(4)

RATING DISTRIBUTION(1)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

AAA                      87.7%
AA                        9.9%
A                         2.4%

FUND INFORMATION
AS OF MARCH 31, 2003

PERFORMANCE(5)
--------------------------------------------------------------------------------

Average Annual Total Returns (by share price, American Stock Exchange)
--------------------------------------------------------------------------------

Life of Fund (11/29/02)               7.76%

Average Annual Total Returns (by net asset value)
--------------------------------------------------------------------------------

Life of Fund (11/29/02)               3.65%


FIVE LARGEST CATEGORIES(1)
--------------------------------------------------------------------------------
By net assets applicable to common shares

INSURED-PRIVATE EDUCATION*                 31.2%
INSURED-GENERAL OBLIGATIONS*               20.2%
INSURED-LEASE REVENUE/COPs*                15.4%
INSURED-TRANSPORTATION*                    14.5%
INSURED-HOSPITAL*                          11.6%

--------------------------------------------------------------------------------

(1) Fund Statistics, Rating Distribution and Five Largest Categories are subject to change. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) A portion of the Fund's income may be subject to federal and state income tax.

(3) The Fund's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 41.85% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(5) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE INSURED MICHIGAN MUNICIPAL BOND FUND AS OF MARCH 31, 2003

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Michigan's economy showed the effects of a slow manufacturing sector. With sales driven increasingly by incentives, cost-conscious auto manufacturers have pared jobs. Meanwhile, business in the commercial construction and retail trades has been somewhat restrained. The state's March 2003 jobless rate was 6.7%, up from 6.3% a year ago.

- Insured* general obligations (GOs) constituted the Fund's largest sector weighting. In an uncertain economic environment, many states and municipalities have experienced a clouded financial situation. Therefore, insured* GOs represented a dependable revenue stream as well as an added element of quality.

- Insured* water and sewer bonds represented a major investment. Michigan communities have been faced with the need to upgrade their water infrastructure. Increased issuance of bonds to finance these projects has provided the Fund with income opportunities.

- The Fund was very selective within the hospital sector. Management focused its investments on acute care institutions with good market share, as well as facilities with in-demand specialties, such as cardiac care, cancer treatment, dialysis or rehabilitation services.

- Management established good call protection and a broad diversification. The Fund's investments were diversified by issuer, sector, region within the state and coupon allocation.

FUND STATISTICS(1)
--------------------------------------------------------------------------------

- Number of Issues:                         33

- Effective Maturity:                       11.0 years

- Average Rating:                           AAA

- Average Call:                             10.2 years

- Average Dollar Price:                     $94.00


THE FUND
--------------------------------------------------------------------------------
PERFORMANCE FOR THE PERIOD SINCE INCEPTION

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 6.91% for the period from inception on November 29, 2002 through March 31, 2003. That return was the result of an increase in share price from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $15.08 on March 31, 2003, and the reinvestment of $0.225 in regular monthly dividends.(2)

- Based on net asset value, the Fund had a total return of 3.72% for period ended March 31, 2003. That return was the result of an increase in net asset value from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.63 on March 31, 2003, and the reinvestment of all distributions.

- Based on most recent dividend and a share price of $15.08, the Fund had a market yield of 5.97% at March 31, 2003.(3) The Fund's market yield is equivalent to a taxable yield of 10.23%.(4)

RATING DISTRIBUTION(1)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

AAA                      83.0%
AA                        4.1%
A                        12.9%

FUND INFORMATION
AS OF MARCH 31, 2003

PERFORMANCE(5)
--------------------------------------------------------------------------------

Average Annual Total Returns (by share price, American Stock Exchange)
--------------------------------------------------------------------------------

Life of Fund (11/29/02)               6.91%

Average Annual Total Returns (by net asset value)
--------------------------------------------------------------------------------

Life of Fund (11/29/02)               3.72%


FIVE LARGEST CATEGORIES(1)
--------------------------------------------------------------------------------
By net assets applicable to common shares

INSURED-GENERAL OBLIGATIONS*               57.5%
INSURED-WATER & SEWER*                     28.4%
HOSPITAL                                   22.5%
INSURED-PUBLIC EDUCATION*                  15.1%
INSURED-LEASE REVENUE/COPs*                12.3%

--------------------------------------------------------------------------------

(1) Fund Statistics, Rating Distribution and Five Largest Categories are subject to change. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) A portion of the Fund's income may be subject to federal and state income tax.

(3) The Fund's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 41.67% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(5) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE INSURED NEW JERSEY MUNICIPAL BOND FUND AS OF MARCH 31, 2003

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]

Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- The New Jersey economy in recent months has mirrored the weakness elsewhere in the nation. The twin worries of war and rising unemployment have dealt an especially harsh blow to leisure and hospitality jobs, as well as those in the air and transportation sectors. The state's March 2003 jobless rate was 5.9%, up from 5.7% a year ago.

- Insured* public education bonds were the Fund's largest sector weighting at March 31, 2003 providing stable revenues and excellent quality in an uncertain economic climate. The Fund's holdings included issues for local school districts, as well as for private and state-sponsored universities.

- Insured* general obligations (GOs) were a significant commitment for the Fund. These insured* issues represented excellent quality, especially at a time when the weak economy continued to pressure industrial and economically-sensitive issuers.

- Insured* transportation bonds were major investments, and constitute a key component of the New Jersey and metropolitan New York economy. The Portfolio's holdings included issues for thruways and port facilities.

- Management established good call protection in the Fund's initial months of operation. Amid the decline of interest rates from their highs earlier in the decade, call protection has become an increasingly important strategic consideration for municipal investors.

FUND STATISTICS(1)
--------------------------------------------------------------------------------

- Number of Issues:                         36

- Effective Maturity:                       11.7 years

- Average Rating:                           AAA

- Average Call:                             10.7 years

- Average Dollar Price:                     $96.73

THE FUND
--------------------------------------------------------------------------------
PERFORMANCE FOR THE PERIOD SINCE INCEPTION

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 2.08% for the period from inception on November 29, 2002 through March 31, 2003. That return was the result of an increase in share price from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.40 on March 31, 2003, and the reinvestment of $0.225 in regular monthly dividends.(2)

- Based on net asset value, the Fund had a total return of 4.99% for period ended March 31, 2003. That return was the result of an increase in net asset value from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.81 on March 31, 2003, and the reinvestment of all distributions.

- Based on most recent dividend and a share price of $14.40, the Fund had a market yield of 6.25% at March 31, 2003.(3) The Fund's market yield is equivalent to a taxable yield of 10.87%.(4)

RATING DISTRIBUTION(1)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

AAA                      93.0%
A                         7.0%


FUND INFORMATION
AS OF MARCH 31, 2003

PERFORMANCE(5)
--------------------------------------------------------------------------------

Average Annual Total Returns (by share price, American Stock Exchange)
--------------------------------------------------------------------------------

Life of Fund (11/29/02)               2.08%

Average Annual Total Returns (by net asset value)
--------------------------------------------------------------------------------

Life of Fund (11/29/02)               4.99%


FIVE LARGEST CATEGORIES(1)
--------------------------------------------------------------------------------
By net assets applicable to common shares

INSURED-PUBLIC EDUCATION*                  33.1%
INSURED-GENERAL OBLIGATIONS*               28.2%
INSURED-TRANSPORTATION*                    27.0%
INSURED-LEASE REVENUE/COPs*                16.4%
INSURED-HOSPITAL                           15.4%

--------------------------------------------------------------------------------

(1) Fund Statistics, Rating Distribution and Five Largest Categories are subject to change. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) A portion of the Fund's income may be subject to federal and state income tax.

(3) The Fund's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 42.51% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(5) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE INSURED NEW YORK MUNICIPAL BOND FUND II AS OF MARCH 31, 2003

INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- The New York economy has yet to regain its pre-September 11 level of employment. The key financial services sector remained under pressure, as the equity markets experienced continued volatility and underwriting was below the pace of previous years. The state's March 2003 jobless rate was 6.0%, unchanged from a year ago.

- Insured* transportation bonds were the Fund's largest sector weighting at March 31, 2003. Issues for thruways, tunnels and bridges receive revenues from fees and tolls, which tend to be more stable than more economically-sensitive industrial issuers.

- The Fund maintained a large exposure to insured* general obligations (GOs). In a weak economy, insured* GOs provided an extra measure of security against the likelihood of declining state and municipal revenues.

- Insured* lease revenue/certificates of participation (COPs) constituted significant investments. COPs are an alternative financing tool often used to finance the purchase of equipment for transportation and power generation projects.

- In its initial months of operation, the Fund has emphasized the importance of call protection. Given the sharp decline in interest rates, bonds with approaching call dates tend to have less favorable performance characteristics.

FUND STATISTICS(1)
--------------------------------------------------------------------------------

- Number of Issues:                         41

- Effective Maturity:                       11.9 years

- Average Rating:                           AAA

- Average Call:                             9.2 years

- Average Dollar Price:                     $99.60


THE FUND
--------------------------------------------------------------------------------
PERFORMANCE FOR THE PERIOD SINCE INCEPTION

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 2.69% for the period from inception on November 29, 2002 through March 31, 2003. That return was the result of an increase in share price from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.48 on March 31, 2003, and the reinvestment of $0.229 in regular monthly dividends.(2)

- Based on net asset value, the Fund had a total return of 4.03% for period ended March 31, 2003. That return was the result of an increase in net asset value from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.67 on March 31, 2003, and the reinvestment of all distributions.

- Based on the most recent dividend and a share price of $14.48, the Fund had a market yield of 6.32% at March 31, 2003.(3) The Fund's market yield is equivalent to a taxable yield of 11.05%.(4)

RATING DISTRIBUTION(1)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

AAA                      85.4%
AA                        6.9%
A                         4.8%
BBB                       2.9%

FUND INFORMATION
AS OF MARCH 31, 2003

PERFORMANCE(5)
--------------------------------------------------------------------------------

Average Annual Total Returns (by share price, American Stock Exchange)
--------------------------------------------------------------------------------

Life of Fund (11/29/02)               2.69%

Average Annual Total Returns (by net asset value)
--------------------------------------------------------------------------------

Life of Fund (11/29/02)               4.03%


FIVE LARGEST CATEGORIES(1)
--------------------------------------------------------------------------------
By net assets applicable to common shares

INSURED-TRANSPORTATION*                    25.9%
INSURED-GENERAL OBLIGATIONS*               18.4%
INSURED-LEASE REVENUE/COPs*                16.6%
INSURED-PRIVATE EDUCATION*                 15.5%
INSURED-PUBLIC EDUCATION*                  12.8%

--------------------------------------------------------------------------------

(1) Fund Statistics, Rating Distribution and Five Largest Categories are subject to change. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) A portion of the Fund's income may be subject to federal and state income tax.

(3) The Fund's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 42.81% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(5) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE INSURED OHIO MUNICIPAL BOND FUND AS OF MARCH 31, 2003

INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]

Thomas J. Fetter
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Ohio's economy was a mixed picture in early 2003. Manufacturing showed slight improvement, with some idle capacity coming back on-line. Commercial construction remained weak, however, reflecting sluggish business conditions and governmental budget concerns. The state's March 2003 jobless rate was 6.1%, up from 5.8% a year ago.

- Insured* general obligations (GOs) constiututed a large commitment by the Fund, dominated by state and local school district issues. In a declining interest rate environment, GO's provided high quality, excellent liquidity and capital appreciation potential.

- Insured* transportation bonds constituted a major investment for the Fund. The state continuously upgrades its transportation facilities to meet its economic needs. The Fund's holdings included issues for highways and airport authorities.

- Insured* special tax revenue bonds were a major investment. Ohio communities have issued special tax revenue bonds to finance infrastructure projects such as utilities, road construction and waste treatment facilities.

- Management established good call protection in the Fund's initial months of operation. Amid the dramatic interest rate decline, many bonds are approaching call dates. Therefore, adequate call protection is important from a performance standpoint.

FUND STATISTICS(1)
--------------------------------------------------------------------------------

- Number of Issues:                         37

- Effective Maturity:                       11.2 years

- Average Rating:                           AAA

- Average Call:                             10.5 years

- Average Dollar Price:                     $94.13


THE FUND
--------------------------------------------------------------------------------
PERFORMANCE FOR THE PERIOD SINCE INCEPTION

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 7.17% for the period from inception on November 29, 2002 through March 31, 2003. That return was the result of an increase in share price from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $15.12 on March 31, 2003, and the reinvestment of $0.225 in regular monthly dividends.(2)

- Based on net asset value, the Fund had a total return of 3.34% for period ended March 31, 2003. That return was the result of an increase in net asset value from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.58 on March 31, 2003, and the reinvestment of all distributions.

- Based on most recent dividend and a share price of $15.12, the Fund had a market yield of 5.95% at March 31, 2003.(3) The Fund's market yield is equivalent to a taxable yield of 10.48%.(4)

RATING DISTRIBUTION(1)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

AAA                      89.8%
AA                        9.4%
A                         0.8%


FUND INFORMATION
AS OF MARCH 31, 2003

PERFORMANCE(5)
--------------------------------------------------------------------------------

Average Annual Total Returns (by share price, American Stock Exchange)
--------------------------------------------------------------------------------

Life of Fund (11/29/02)               7.17%

Average Annual Total Returns (by net asset value)
--------------------------------------------------------------------------------

Life of Fund (11/29/02)               3.34%


FIVE LARGEST CATEGORIES(1)
--------------------------------------------------------------------------------
By net assets applicable to common shares

INSURED-GENERAL OBLIGATIONS*               54.7%
INSURED-TRANSPORTATION*                    21.0%
INSURED-SPECIAL TAX REVENUE*               17.7%
INSURED-ELECTRIC UTILITIES*                14.7%
INSURED-PUBLIC EDUCATION*                  13.7%

--------------------------------------------------------------------------------

(1) Fund Statistics, Rating Distribution and Five Largest Categories are subject to change. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) A portion of the Fund's income may be subject to federal and state income tax.

(3) The Fund's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 43.21% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(5) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

EATON VANCE INSURED PENNSYLVANIA MUNICIPAL BOND FUND AS OF MARCH 31, 2003

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- The Pennsylvania economy found some support in recent months in the service sector, with the government and health care areas showing the most momentum in job creation. However, full recovery has remained elusive, as manufacturing companies continued to shed jobs. The state's March 2003 jobless rate was 5.8%,up from 5.5% a year ago.

- With quality a prime consideration of the Fund, insured* general obligations
  (GOs) were the largest sector weighting at March 31, 2003. The Fund's GO investments were well diversified, including issues of the Commonwealth as well as selected local obligations.

- Insured* transportation bonds represented a significant investment. Prominent among these were bonds for the Pennsylvania Turnpike Authority. The Authority's revenues are based on toll collections and the bonds are prized for their historically stable revenues.

- Insured* private education bonds have appealing characteristics in a slow economy. Tuition costs have historcially tended to outpace inflation, rising even during recessions, while other industries have lost their pricing flexibility.

- Management emphasized diversification, with the Fund's investments representing a broad range of sectors. In addition, management focused on call protection to avoid untimely calls and improve the Fund's appreciation potential.

FUND STATISTICS(1)
--------------------------------------------------------------------------------

- Number of Issues:                         45

- Effective Maturity:                       10.1 years

- Average Rating:                           AAA

- Average Call:                             8.9 years

- Average Dollar Price:                     $98.49


THE FUND
--------------------------------------------------------------------------------
PERFORMANCE FOR THE PERIOD SINCE INCEPTION

- Based on share price (traded on the American Stock Exchange), the Fund had a total return of 7.99% for the period from inception on November 29, 2002 through March 31, 2003. That return was the result of an increase in share price from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $15.23 on March 31, 2003, and the reinvestment of $0.227 in regular monthly dividends.(2)

- Based on net asset value, the Fund had a total return of 3.38% for period ended March 31, 2003. That return was the result of an increase in net asset value from $14.325 (net of sales load of $0.675 per share) on November 29, 2002 to $14.58 on March 31, 2003, and the reinvestment of all distributions.

- Based on most recent dividend and a share price of $15.23, the Fund had a market yield of 5.96% at March 31, 2003.(3) The Fund's market yield is equivalent to a taxable yield of 9.99%.(4)

RATING DISTRIBUTION(1)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

AAA                      97.3%
A                         2.2%
BBB                       0.5%

FUND INFORMATION
AS OF MARCH 31, 2003

PERFORMANCE(5)
--------------------------------------------------------------------------------

Average Annual Total Returns (by share price, American Stock Exchange)
--------------------------------------------------------------------------------

Life of Fund (11/29/02)               7.99%

Average Annual Total Returns (by net asset value)
--------------------------------------------------------------------------------

Life of Fund (11/29/02)               3.38%


FIVE LARGEST CATEGORIES(1)
--------------------------------------------------------------------------------
By net assets applicable to common shares

INSURED-GENERAL OBLIGATIONS*               45.8%
INSURED-TRANSPORTATION*                    21.7%
INSURED-PRIVATE EDUCATION*                 18.6%
INSURED-SPECIAL TAX REVENUE*               17.1%
INSURED-WATER & SEWER*                     11.4%

--------------------------------------------------------------------------------

(1) Fund Statistics, Rating Distribution and Five Largest Categories are subject to change. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(2) A portion of the Fund's income may be subject to federal and state income tax.

(3) The Fund's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

(4) Taxable-equivalent yield assumes maximum 40.32% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

(5) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

    Past performance is no guarantee of future results. Investment return and share price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

INSURED MUNICIPAL BOND FUND II AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 164.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
General Obligations -- 8.5%
-------------------------------------------------------------------------
    $ 5,750        California, 5.25%, 4/1/30                 $  5,855,225
      6,500        New York City, NY, 5.25%, 1/15/33            6,626,620
-------------------------------------------------------------------------
                                                             $ 12,481,845
-------------------------------------------------------------------------
Hospital -- 4.4%
-------------------------------------------------------------------------
    $ 2,000        Cuyahoga County, OH, (Cleveland Clinic
                   Health System), 5.50%, 1/1/29(1)          $  1,992,980
      4,500        South Miami, FL, Health Facility
                   Authority, (Baptist Health),
                   5.25%, 11/15/33                              4,462,470
-------------------------------------------------------------------------
                                                             $  6,455,450
-------------------------------------------------------------------------
Insured-Electric Utilities -- 7.8%
-------------------------------------------------------------------------
    $22,685        Chelan County, WA, Public Utility
                   District No. 1, (Columbia River),
                   (MBIA), 0.00%, 6/1/23                     $  7,776,191
      3,500        Forsyth, MT, PCR, (Puget Sound Energy),
                   (AMBAC), 5.00%, 3/1/31                       3,572,240
-------------------------------------------------------------------------
                                                             $ 11,348,431
-------------------------------------------------------------------------
Insured-General Obligations -- 17.1%
-------------------------------------------------------------------------
    $ 1,640        California, (XLCA), Variable Rate,
                   10/1/28(2)(3)                             $  1,708,749
     10,000        Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/23                               3,354,300
      5,700        Chicago, IL, Board of Education, (FSA),
                   5.00%, 12/1/31                               5,765,550
      8,330        King County, WA, (MBIA), 5.25%, 1/1/34       8,545,747
      2,080        Philadelphia, PA, (FSA), Variable Rate,
                   9/15/31(2)(3)                                2,180,152
     10,000        Washington, (Motor Vehicle Fuel),
                   (MBIA), 0.00%, 12/1/23                       3,351,600
-------------------------------------------------------------------------
                                                             $ 24,906,098
-------------------------------------------------------------------------
Insured-Health Care Miscellaneous -- 1.4%
-------------------------------------------------------------------------
    $ 2,000        Maine Health and Higher Educational
                   Facilities Authority, (MBIA),
                   5.00%, 7/1/32                             $  2,029,500
-------------------------------------------------------------------------
                                                             $  2,029,500
-------------------------------------------------------------------------
Insured-Hospital -- 6.5%
-------------------------------------------------------------------------
    $ 9,000        Maryland HEFA, (Medlantic/Helix Issue),
                   (FSA), 5.25%, 8/15/38                     $  9,549,990
-------------------------------------------------------------------------
                                                             $  9,549,990
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 3.0%
-------------------------------------------------------------------------
    $ 4,250        Massachusetts Development Finance
                   Agency, (MBIA), 5.125%, 2/1/34            $  4,340,822
-------------------------------------------------------------------------
                                                             $  4,340,822
-------------------------------------------------------------------------
Insured-Private Education -- 2.9%
-------------------------------------------------------------------------
    $ 4,200        Oregon Health Science University,
                   (MBIA), 5.00%, 7/1/32                     $  4,285,806
-------------------------------------------------------------------------
                                                             $  4,285,806
-------------------------------------------------------------------------
Insured-Sewer Revenue -- 9.0%
-------------------------------------------------------------------------
    $10,000        Jefferson County, AL, Sewer Revenue,
                   (FGIC), 5.00%, 2/1/38                     $ 10,040,000
      5,000        Passaic Valley, NJ, Sewer Commissioners,
                   (FGIC), 2.50%, 12/1/32                       3,164,650
-------------------------------------------------------------------------
                                                             $ 13,204,650
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 13.7%
-------------------------------------------------------------------------
    $12,000        Metropolitan Pier and Exposition
                   Authority, (McCormick Place Expansion),
                   IL, (MBIA), 0.00%, 6/15/32                $  2,462,400
     11,000        Metropolitan Pier and Exposition
                   Authority, (McCormick Place Expansion),
                   IL, (MBIA), 0.00%, 12/15/25                  3,251,820
      4,000        Metropolitan Pier and Exposition
                   Authority, (McCormick Place Expansion),
                   IL, (MBIA), 5.25%, 6/15/42                   4,132,520
      2,165        San Jose, CA, Redevelopment Agency Tax,
                   (MBIA), Variable Rate, 8/1/32(2)(3)          2,277,493
      7,825        Utah Transportation Authority Sales Tax,
                   (FSA), 5.00%, 6/15/32                        7,941,671
-------------------------------------------------------------------------
                                                             $ 20,065,904
-------------------------------------------------------------------------
Insured-Transportation -- 31.8%
-------------------------------------------------------------------------
    $ 4,000        Chicago, IL, Transportation, (Skywalk),
                   (AMBAC), 5.25%, 1/1/31                    $  4,148,760
      1,250        Dallas, TX, Area Rapid Transportation
                   Sales Tax, (AMBAC), 5.00%, 12/1/31           1,264,375
     11,900        E-470 Public Highway Authority, CO,
                   (MBIA), 0.00%, 9/1/22                        4,317,796
     12,390        E-470 Public Highway Authority, CO,
                   (MBIA), 0.00%, 9/1/24                        3,933,329
     11,500        Massachusetts Turnpike Authority,
                   Metropolitan Highway System, (MBIA),
                   5.00%, 1/1/37                               11,558,995
     13,885        Nevada Department of Business and
                   Industry, (Las Vegas Monorail-1st Tier),
                   (AMBAC), 0.00%, 1/1/20                       5,973,049

                       SEE NOTES TO FINANCIAL STATEMENTS

INSURED MUNICIPAL BOND FUND II AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Transportation (continued)
-------------------------------------------------------------------------
    $ 5,000        South Carolina Transportation
                   Infrastructure, (AMBAC), 5.25%, 10/1/31   $  5,189,100
     10,000        Texas Turnpike Authority, (AMBAC),
                   5.00%, 8/15/42(4)                           10,003,100
-------------------------------------------------------------------------
                                                             $ 46,388,504
-------------------------------------------------------------------------
Insured-Utilities -- 11.8%
-------------------------------------------------------------------------
    $ 8,000        Los Angeles, CA, Department of Water and
                   Power, (FGIC), 5.00%, 7/1/43              $  8,065,440
      3,000        Los Angeles, CA, Department of Water and
                   Power, (MBIA), 5.125%, 7/1/41                3,047,970
      6,000        Philadelphia, PA, Gas Works Revenue,
                   (FSA), 5.00%, 8/1/32                         6,094,020
-------------------------------------------------------------------------
                                                             $ 17,207,430
-------------------------------------------------------------------------
Insured-Water and Sewer -- 21.5%
-------------------------------------------------------------------------
    $ 4,740        Atlanta, GA, Water and Sewer, (FGIC),
                   5.00%, 11/1/38(5)                         $  4,769,530
      7,895        Atlanta, GA, Water and Wastewater,
                   (MBIA), 5.00%, 11/1/39                       7,957,213
     10,705        Birmingham, AL, Waterworks and Sewer
                   Board, (MBIA), 5.00%, 1/1/37                10,757,562
      6,500        Houston, TX, Water & Sewer System,
                   (FSA), 5.00%, 12/1/30                        6,586,645
      1,275        Pittsburgh, PA, Water and Sewer
                   Authority, (AMBAC), Variable Rate,
                   12/1/27(2)(3)                                1,386,945
-------------------------------------------------------------------------
                                                             $ 31,457,895
-------------------------------------------------------------------------
Insured-Water Revenue -- 14.4%
-------------------------------------------------------------------------
    $ 2,330        Contra Costa, CA, Water District, (FSA),
                   Variable Rate, 10/1/32(2)(3)              $  2,465,047
     10,350        Detroit, MI, Water Supply System,
                   (MBIA), 5.00%, 7/1/34                       10,510,218
      2,575        Tacoma, WA, Sewer Revenue, (FGIC),
                   5.00%, 12/1/31                               2,600,982
        750        Texas Southmost Regional Water
                   Authority, (MBIA), 5.00%, 9/1/27               758,108
      4,610        Texas Southmost Regional Water
                   Authority, (MBIA), 5.00%, 9/1/32             4,649,462
-------------------------------------------------------------------------
                                                             $ 20,983,817
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Special Tax Revenue -- 2.1%
-------------------------------------------------------------------------
    $ 3,030        New York City, NY, Transitional Finance
                   Authority, 5.00%, 8/1/23                  $  3,096,690
-------------------------------------------------------------------------
                                                             $  3,096,690
-------------------------------------------------------------------------
Transportation -- 6.6%
-------------------------------------------------------------------------
    $ 9,475        Metropolitan Transportation Authority of
                   New York, 5.125%, 1/1/29                  $  9,670,185
-------------------------------------------------------------------------
                                                             $  9,670,185
-------------------------------------------------------------------------
Water and Sewer -- 1.7%
-------------------------------------------------------------------------
    $ 2,400        De Kalb County, GA, (Water and Sewer),
                   5.00%, 10/1/28                            $  2,441,880
-------------------------------------------------------------------------
                                                             $  2,441,880
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 164.2%
   (identified cost $234,890,809)                            $239,914,897
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- (4.3)%                     $ (6,241,720)
-------------------------------------------------------------------------
Auction Preferred Shares Plus Cumulative Unpaid Dividends
-- (59.9)%                                                   $(87,553,521)
-------------------------------------------------------------------------
Net Assets Applicable to Common Shares -- 100.0%
                                                             $146,119,656
-------------------------------------------------------------------------

 The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 84.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.7% to 39.9% of total investments.

 (1)  When-issued security.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover when-issued securities.
 (5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

INSURED CALIFORNIA MUNICIPAL BOND FUND II AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 157.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
General Obligations -- 3.0%
-------------------------------------------------------------------------
     $  750        California, 5.00%, 2/1/21                 $    761,302
        900        California, 5.25%, 4/1/30                      916,470
-------------------------------------------------------------------------
                                                             $  1,677,772
-------------------------------------------------------------------------
Insured-Electric Utilities -- 10.4%
-------------------------------------------------------------------------
     $3,475        Glendale Electric, (MBIA), 5.00%, 2/1/32  $  3,535,569
      1,650        Puerto Rico Electric Power Authority,
                   (FSA), Variable Rate, 7/1/29(1)(2)           1,806,024
        455        Sacramento Municipal Electric Utility
                   District, (FSA), Variable Rate,
                   8/15/28(2)(3)                                  482,054
-------------------------------------------------------------------------
                                                             $  5,823,647
-------------------------------------------------------------------------
Insured-General Obligations -- 30.7%
-------------------------------------------------------------------------
     $1,250        California, (AMBAC), 5.00%, 4/1/27        $  1,267,462
        415        California, (XLCA), Variable Rate,
                   10/1/28(2)(3)                                  432,397
      5,000        Clovis Unified School District, (FGIC),
                   0.00%, 8/1/20                                2,104,600
      2,000        Laguna Salada Union School District,
                   (FGIC), 0.00%, 8/1/22                          735,040
      2,350        Long Beach Unified School District,
                   (Election of 1999), (FSA),
                   5.00%, 8/1/31                                2,390,702
      1,710        Los Angeles Unified School District,
                   (FGIC), 5.375%, 7/1/25                       1,809,368
      1,945        Los Osos Community Services, Wastewater
                   Assessment District, (MBIA),
                   5.00%, 9/2/33                                1,983,803
      1,000        Mount Diablo Unified School District,
                   (FSA), 5.00%, 8/1/25                         1,021,250
      4,300        San Mateo County Community College
                   District, (Election of 2001), (FGIC),
                   0.00%, 9/1/21                                1,684,138
      1,750        Santa Ana Unified School District,
                   (MBIA), 5.00%, 8/1/32                        1,783,215
      3,200        Union Elementary School District,
                   (FGIC), 0.00%, 9/1/22                        1,172,352
      2,600        Union Elementary School District,
                   (FGIC), 0.00%, 9/1/23                          893,958
-------------------------------------------------------------------------
                                                             $ 17,278,285
-------------------------------------------------------------------------
Insured-Housing -- 4.5%
-------------------------------------------------------------------------
     $2,500        Cathedral City Public Financing
                   Authority, (Housing Redevelopment),
                   (MBIA), 5.00%, 8/1/33                     $  2,555,225
-------------------------------------------------------------------------
                                                             $  2,555,225
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 28.1%
-------------------------------------------------------------------------
     $4,000        Anaheim, Public Financing Authority
                   Lease Revenue, (FSA), 5.00%, 3/1/37       $  4,040,280
      4,250        California Public Works Board Lease
                   Revenue, (Department of General
                   Services), (AMBAC), 5.00%, 12/1/27(4)        4,326,712
      2,250        Orange County Water District
                   Certificates of Participation, (MBIA),
                   5.00%, 8/15/34                               2,291,287
      1,075        San Jose Financing Authority, (Civic
                   Center), (AMBAC), 5.00%, 6/1/32              1,093,512
      4,000        San Juan Basin Authority Lease Revenue,
                   (Ground Water Recovery), (AMBAC),
                   5.00%, 12/1/34                               4,068,480
-------------------------------------------------------------------------
                                                             $ 15,820,271
-------------------------------------------------------------------------
Insured-Public Education -- 10.5%
-------------------------------------------------------------------------
     $4,000        California University, (AMBAC),
                   5.00%, 11/1/33                            $  4,077,639
      1,790        University of California, (FGIC),
                   5.125%, 9/1/31                               1,841,105
-------------------------------------------------------------------------
                                                             $  5,918,744
-------------------------------------------------------------------------
Insured-Sewer Revenue -- 20.3%
-------------------------------------------------------------------------
     $5,700        East Bay Municipal Utility District
                   Water System, (MBIA), 5.00%, 6/1/38       $  5,759,451
      1,750        Los Angeles Wastewater Treatment System,
                   (FGIC), 5.00%, 6/1/28                        1,776,723
      3,825        Los Angeles Wastewater Treatment System,
                   (FGIC), 5.00%, 6/1/28                        3,899,435
-------------------------------------------------------------------------
                                                             $ 11,435,609
-------------------------------------------------------------------------
Insured-Special Assessment Revenue -- 10.0%
-------------------------------------------------------------------------
     $2,500        Cathedral City Public Financing
                   Authority, (Tax Allocation
                   Redevelopment), (MBIA), 5.00%, 8/1/33     $  2,555,225
      1,250        Irvine Public Facility and
                   Infrastructure Authority Assessment,
                   (AMBAC), 5.00%, 9/2/23                       1,266,675
      1,750        Irvine Public Facility and
                   Infrastructure Authority Assessment,
                   (AMBAC), 5.00%, 9/2/26                       1,773,345
-------------------------------------------------------------------------
                                                             $  5,595,245
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 12.9%
-------------------------------------------------------------------------
     $2,000        Murrieta Redevelopment Agency Tax,
                   (MBIA), 5.00%, 8/1/32                     $  2,044,180
      3,750        San Francisco Bay Area Rapid
                   Transportation District, (AMBAC),
                   5.125%, 7/1/36                               3,830,400

                       SEE NOTES TO FINANCIAL STATEMENTS

INSURED CALIFORNIA MUNICIPAL BOND FUND II AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
-------------------------------------------------------------------------
     $1,335        San Jose Redevelopment Agency Tax,
                   (MBIA), Variable Rate, 8/1/32(2)(3)       $  1,404,367
-------------------------------------------------------------------------
                                                             $  7,278,947
-------------------------------------------------------------------------
Insured-Transportation -- 10.9%
-------------------------------------------------------------------------
     $2,250        Los Angeles County Metropolitan
                   Transportation Authority, (FGIC),
                   5.25%, 7/1/30                             $  2,340,675
      1,400        Sacramento County Airport System, (FSA),
                   5.00%, 7/1/27                                1,425,858
        500        San Francisco City and County Airports
                   Commission International, (FGIC),
                   5.00%, 5/1/29                                  506,975
      6,670        San Joaquin Hills Transportation
                   Corridor Agency, (MBIA), 0.00%, 1/15/27      1,875,137
-------------------------------------------------------------------------
                                                             $  6,148,645
-------------------------------------------------------------------------
Insured-Utilities -- 8.8%
-------------------------------------------------------------------------
     $1,400        Los Angeles Department of Water and
                   Power, (FGIC), 5.00%, 7/1/38              $  1,418,004
      1,500        Los Angeles Department of Water and
                   Power, (FGIC), 5.00%, 7/1/43                 1,512,270
      2,000        Los Angeles Department of Water and
                   Power, (FGIC), 5.125%, 7/1/41                2,031,980
-------------------------------------------------------------------------
                                                             $  4,962,254
-------------------------------------------------------------------------
Insured-Water Revenue -- 3.0%
-------------------------------------------------------------------------
     $  835        Contra Costa Water District, (FSA),
                   Variable Rate, 10/1/32(2)(3)              $    883,397
        800        Metropolitan Water District, (Southern
                   California Waterworks), (MBIA), Variable
                   Rate, 7/1/27(2)(3)                             819,392
-------------------------------------------------------------------------
                                                             $  1,702,789
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Water Revenue -- 4.5%
-------------------------------------------------------------------------
     $2,500        California Water Resource, (Central
                   Valley), 5.00%, 12/1/29                   $  2,530,200
-------------------------------------------------------------------------
                                                             $  2,530,200
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 157.6%
   (identified cost $87,338,191)                             $ 88,727,633
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.3%                       $  1,321,025
-------------------------------------------------------------------------
Auction Preferred Shares Plus Cumulative Unpaid Dividends
-- (59.9)%                                                   $(33,754,617)
-------------------------------------------------------------------------
Net Assets Applicable to Common Shares -- 100.0%
                                                             $ 56,294,041
-------------------------------------------------------------------------

 The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 95.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.5% to 30.0% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

INSURED FLORIDA MUNICIPAL BOND FUND AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 155.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Electric Utilities -- 5.4%
-------------------------------------------------------------------------
     $2,000        Jacksonville Electric Authority,
                   (Electric System), 5.25%, 10/1/31         $  2,024,600
-------------------------------------------------------------------------
                                                             $  2,024,600
-------------------------------------------------------------------------
General Obligations -- 4.1%
-------------------------------------------------------------------------
     $1,500        Florida Board of Education Capital
                   Outlay, (Public Education),
                   5.00%, 6/1/32                             $  1,531,680
-------------------------------------------------------------------------
                                                             $  1,531,680
-------------------------------------------------------------------------
Hospital -- 5.5%
-------------------------------------------------------------------------
     $1,050        Highlands County, Health Facility
                   Authority, (Adventist Health),
                   5.25%, 11/15/23                           $  1,046,661
      1,000        South Miami Health Facility Authority,
                   (Baptist Health), 5.25%, 11/15/33              991,660
-------------------------------------------------------------------------
                                                             $  2,038,321
-------------------------------------------------------------------------
Insured-Electric Utilities -- 2.9%
-------------------------------------------------------------------------
     $  500        Puerto Rico Electric Power Authority,
                   (FSA), 5.125%, 7/1/26                     $    522,765
        500        Puerto Rico Electric Power Authority,
                   (FSA), Variable Rate, 7/1/29(1)(2)             547,280
-------------------------------------------------------------------------
                                                             $  1,070,045
-------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 3.0%
-------------------------------------------------------------------------
     $1,025        Dade County, Professional Sports
                   Franchise Facility, (MBIA), Escrowed to
                   Maturity, 5.25%, 10/1/30                  $  1,117,373
-------------------------------------------------------------------------
                                                             $  1,117,373
-------------------------------------------------------------------------
Insured-General Obligations -- 14.4%
-------------------------------------------------------------------------
     $2,500        Florida Board of Education Capital
                   Outlay, (Public Education), (MBIA),
                   5.00%, 6/1/32                             $  2,552,800
      1,520        Florida Municipal Loan Council Revenue,
                   (MBIA), 0.00%, 4/1/23                          548,173
      1,520        Florida Municipal Loan Council Revenue,
                   (MBIA), 0.00%, 4/1/24                          514,550
      1,700        Puerto Rico General Obligation, (FSA),
                   5.125%, 7/1/30                               1,761,404
-------------------------------------------------------------------------
                                                             $  5,376,927
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Hospital -- 18.6%
-------------------------------------------------------------------------
     $1,500        Jacksonville Economic Development
                   Commission, (Mayo Clinic), (MBIA),
                   5.50%, 11/15/36                           $  1,594,095
      1,000        Jacksonville Economic Development
                   Commission, (Mayo Clinic), (MBIA),
                   5.50%, 11/15/36                              1,062,730
      1,500        Miami-Dade County, Health Facilities
                   Authority, (Miami Children's Hospital),
                   (AMBAC), 5.125%, 8/15/26                     1,543,785
      1,510        Sarasota County, Public Hospital Board,
                   (Sarasota Memorial Hospital), (MBIA),
                   5.25%, 7/1/24(3)                             1,613,359
      1,000        Sarasota County, Public Hospital Board,
                   (Sarasota Memorial Hospital), (MBIA),
                   5.50%, 7/1/28                                1,103,750
-------------------------------------------------------------------------
                                                             $  6,917,719
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 7.4%
-------------------------------------------------------------------------
     $1,605        Port Palm Beach District,
                   (Improvements), (XLCA), 0.00%, 9/1/24     $    530,661
      1,950        Port Palm Beach District,
                   (Improvements), (XLCA), 0.00%, 9/1/25          608,263
      1,700        Port Palm Beach District,
                   (Improvements), (XLCA), 0.00%, 9/1/26          502,282
      1,000        Puerto Rico Public Building Authority,
                   (XLCA), 5.50%, 7/1/21                        1,134,920
-------------------------------------------------------------------------
                                                             $  2,776,126
-------------------------------------------------------------------------
Insured-Miscellaneous -- 25.7%
-------------------------------------------------------------------------
     $1,500        Miami-Dade County, (Professional Sports
                   Franchise), (MBIA), 4.75%, 10/1/30        $  1,498,860
      1,740        Orange County Tourist Development,
                   (AMBAC), 5.125%, 10/1/25                     1,796,985
      2,250        Orange County, Tourist Development,
                   (AMBAC), 5.125%, 10/1/30                     2,317,028
      1,500        Polk County, Transportation
                   Improvements, (FSA), 5.375%, 12/1/25         1,582,770
      2,325        Village Center Community Development
                   District, (MBIA), 5.00%, 11/1/32             2,368,966
-------------------------------------------------------------------------
                                                             $  9,564,609
-------------------------------------------------------------------------
Insured-Sewer Revenue -- 7.5%
-------------------------------------------------------------------------
     $2,750        Pinellas County, Sewer, (FSA),
                   5.00%, 10/1/32                            $  2,809,758
-------------------------------------------------------------------------
                                                             $  2,809,758
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INSURED FLORIDA MUNICIPAL BOND FUND AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Special Assessment Revenue -- 7.7%
-------------------------------------------------------------------------
     $2,810        Julington Creek, Plantation Community
                   Development District, (MBIA),
                   5.00%, 5/1/29                             $  2,862,266
-------------------------------------------------------------------------
                                                             $  2,862,266
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 37.5%
-------------------------------------------------------------------------
     $1,000        Bay County, Sales Tax, (AMBAC),
                   5.125%, 9/1/27                            $  1,032,610
      1,250        Bay County, Sales Tax, (AMBAC),
                   5.125%, 9/1/32                               1,287,600
        500        Dade County, Convention Center Special
                   Tax, (AMBAC), 5.00%, 10/1/35                   506,230
      1,000        Dade County, Special Obligation Residual
                   Certificates, (AMBAC), Variable Rate,
                   10/1/35(2)(4)                                1,037,380
      1,500        Jacksonville Capital Improvements,
                   (AMBAC), 5.00%, 10/1/30                      1,531,275
      4,000        Jacksonville Transportation, (MBIA),
                   5.00%, 10/1/31                               4,073,480
      1,275        Jacksonville, Excise Tax, (FGIC),
                   5.125%, 10/1/27                              1,316,935
        225        Miami-Dade County, Special Obligation,
                   (MBIA), 5.00%, 10/1/37                         227,783
      1,420        Orange County, Sales Tax, (FGIC),
                   5.125%, 1/1/23                               1,479,640
        440        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(4)                                      469,704
        500        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), 5.00%, 7/1/28              511,255
      1,120        Sunrise Public Facility, (MBIA),
                   0.00%, 10/1/20                                 481,298
-------------------------------------------------------------------------
                                                             $ 13,955,190
-------------------------------------------------------------------------
Insured-Transportation -- 6.7%
-------------------------------------------------------------------------
     $1,500        Florida Turnpike Authority, (Department
                   of Transportation), (FGIC),
                   4.50%, 7/1/27                             $  1,444,155
        940        Puerto Rico Highway and Transportation
                   Authority, (MBIA), Variable Rate,
                   7/1/36(2)(4)                                 1,039,734
-------------------------------------------------------------------------
                                                             $  2,483,889
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Water and Sewer -- 3.1%
-------------------------------------------------------------------------
     $1,000        Sunrise Utility System, (AMBAC),
                   5.50%, 10/1/18                            $  1,150,100
-------------------------------------------------------------------------
                                                             $  1,150,100
-------------------------------------------------------------------------
Insured-Water Revenue -- 5.8%
-------------------------------------------------------------------------
     $1,640        Tampa Bay Water Utility System, (FGIC),
                   5.00%, 10/1/31                            $  1,670,127
        500        Tampa Bay Water Utility System, (FGIC),
                   Variable Rate, 10/1/27(1)(2)                   501,125
-------------------------------------------------------------------------
                                                             $  2,171,252
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 155.3%
   (identified cost $56,804,143)                             $ 57,849,855
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 5.1%                       $  1,903,839
-------------------------------------------------------------------------
Auction Preferred Shares Plus Cumulative Unpaid Dividends
-- (60.4)%                                                   $(22,500,000)
-------------------------------------------------------------------------
Net Assets Applicable to Common
Shares -- 100.0%                                             $ 37,253,694
-------------------------------------------------------------------------

 The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 90.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.8% to 39.2% of total investments.

 (1)  Security has been issued as an inverse floater bond.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (4)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

INSURED MASSACHUSETTS MUNICIPAL BOND FUND AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 153.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 10.3%
-------------------------------------------------------------------------
     $  500        Massachusetts Development Finance
                   Agency, (Massachusetts College of
                   Pharmacy), 5.75%, 7/1/33                  $    496,475
        600        Massachusetts Development Finance
                   Agency, (Western New England College),
                   6.125%, 12/1/32                                613,998
        500        Massachusetts HEFA, (Boston College),
                   5.00%, 6/1/26                                  505,915
      1,000        Massachusetts IFA, (Groton School),
                   5.00%, 3/1/28                                1,016,790
-------------------------------------------------------------------------
                                                             $  2,633,178
-------------------------------------------------------------------------
Hospital -- 6.2%
-------------------------------------------------------------------------
     $1,500        Massachusetts HEFA, (Partners Healthcare
                   System), 5.75%, 7/1/32                    $  1,575,000
-------------------------------------------------------------------------
                                                             $  1,575,000
-------------------------------------------------------------------------
Insured-Electric Utilities -- 4.1%
-------------------------------------------------------------------------
     $1,000        Puerto Rico Electric Power Authority,
                   (FSA), 5.125%, 7/1/26                     $  1,045,530
-------------------------------------------------------------------------
                                                             $  1,045,530
-------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 3.7%
-------------------------------------------------------------------------
     $3,000        Massachusetts College Building
                   Authority, (MBIA), Escrowed to Maturity,
                   0.00%, 5/1/26                             $    936,000
-------------------------------------------------------------------------
                                                             $    936,000
-------------------------------------------------------------------------
Insured-General Obligations -- 20.2%
-------------------------------------------------------------------------
     $1,500        Boston, (MBIA), 5.00%, 2/1/23             $  1,555,950
      1,000        Martha's Vineyard, (AMBAC),
                   5.00%, 5/1/32(1)                             1,020,210
      1,020        Maynard, (MBIA), 5.50%, 2/1/22               1,126,988
      1,335        Puerto Rico, (FGIC), Variable Rate,
                   7/1/32(2)(3)                                 1,446,713
-------------------------------------------------------------------------
                                                             $  5,149,861
-------------------------------------------------------------------------
Insured-Hospital -- 11.6%
-------------------------------------------------------------------------
     $1,750        Massachusetts HEFA, (Harvard Pilgrim
                   Health), (FSA), 5.00%, 7/1/28             $  1,736,227
      1,210        Massachusetts HEFA, (New England Medical
                   Center), (FGIC), 5.00%, 5/15/25              1,221,858
-------------------------------------------------------------------------
                                                             $  2,958,085
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 15.4%
-------------------------------------------------------------------------
     $1,750        Massachusetts Development Finance
                   Agency, (MBIA), 5.125%, 2/1/34            $  1,787,397
      1,000        Plymouth County Correctional Facility,
                   (AMBAC), 5.00%, 4/1/22                       1,026,860
      1,000        Puerto Rico Public Building Authority,
                   (CIFG), Variable Rate, 7/1/36(2)(3)          1,117,840
-------------------------------------------------------------------------
                                                             $  3,932,097
-------------------------------------------------------------------------
Insured-Miscellaneous -- 4.1%
-------------------------------------------------------------------------
     $1,000        Massachusetts Development Finance
                   Agency, (WGBH Educational Foundation),
                   (AMBAC), 5.375%, 1/1/42                   $  1,047,580
-------------------------------------------------------------------------
                                                             $  1,047,580
-------------------------------------------------------------------------
Insured-Private Education -- 31.2%
-------------------------------------------------------------------------
     $1,000        Massachusetts Development Finance
                   Agency, (Boston University), (XLCA),
                   6.00%, 5/15/59                            $  1,144,400
      1,250        Massachusetts HEFA, (Boston College),
                   (MBIA), 4.75%, 6/1/31                        1,237,462
      2,500        Massachusetts HEFA, (Brandeis
                   University), (MBIA), 5.00%, 10/1/26          2,552,950
      1,000        Massachusetts IFA, (College of the Holy
                   Cross), (MBIA), 5.00%, 9/1/23                1,022,650
      2,000        Massachusetts IFA, (Tufts University),
                   (MBIA), 4.75%, 2/15/28                       1,996,420
-------------------------------------------------------------------------
                                                             $  7,953,882
-------------------------------------------------------------------------
Insured-Public Education -- 11.1%
-------------------------------------------------------------------------
     $  700        Massachusetts College Building
                   Authority, (XLCA), 5.50%, 5/1/39          $    782,964
      1,000        Massachusetts HEFA, (University of
                   Massachusetts), (FGIC), 5.125%, 10/1/34      1,028,020
      1,000        Massachusetts HEFA, (Worcester State
                   College), (AMBAC), 5.00%, 11/1/32            1,019,410
-------------------------------------------------------------------------
                                                             $  2,830,394
-------------------------------------------------------------------------
Insured-Transportation -- 14.5%
-------------------------------------------------------------------------
     $  500        Massachusetts Turnpike Authority,
                   (AMBAC), 5.00%, 1/1/39                    $    502,665
      5,700        Massachusetts Turnpike Authority,
                   (MBIA), 0.00%, 1/1/28                        1,582,605
      1,250        Massachusetts Turnpike Authority,
                   Metropolitan Highway System, (MBIA),
                   5.00%, 1/1/37                                1,256,413

                       SEE NOTES TO FINANCIAL STATEMENTS

INSURED MASSACHUSETTS MUNICIPAL BOND FUND AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Transportation (continued)
-------------------------------------------------------------------------
     $  335        Puerto Rico Highway and Transportation
                   Authority, (MBIA), Variable Rate,
                   7/1/36(2)(3)                              $    370,544
-------------------------------------------------------------------------
                                                             $  3,712,227
-------------------------------------------------------------------------
Insured-Water and Sewer -- 10.0%
-------------------------------------------------------------------------
     $2,500        Massachusetts Water Resource Authority,
                   (FSA), 5.00%, 8/1/32                      $  2,542,550
-------------------------------------------------------------------------
                                                             $  2,542,550
-------------------------------------------------------------------------
Miscellaneous -- 4.2%
-------------------------------------------------------------------------
     $1,000        Massachusetts Development Finance
                   Agency, (Jewish Philanthropies),
                   5.25%, 2/1/22                             $  1,062,680
-------------------------------------------------------------------------
                                                             $  1,062,680
-------------------------------------------------------------------------
Special Tax Revenue -- 7.0%
-------------------------------------------------------------------------
     $1,750        Massachusetts Bay Transportation
                   Authority, Sales Tax, 5.00%, 7/1/32       $  1,779,698
-------------------------------------------------------------------------
                                                             $  1,779,698
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 153.6%
   (identified cost $38,566,170)                             $ 39,158,762
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 7.2%                       $  1,826,612
-------------------------------------------------------------------------
Auction Preferred Shares Plus Cumulative Unpaid Dividends
-- (60.8)%                                                   $(15,501,866)
-------------------------------------------------------------------------
Net Assets Applicable to Common Shares -- 100.0%
                                                             $ 25,483,508
-------------------------------------------------------------------------

 The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 82.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.9% to 39.4% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

INSURED MICHIGAN MUNICIPAL BOND FUND AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 166.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Electric Utilities -- 5.8%
-------------------------------------------------------------------------
     $1,250        Michigan Strategic Fund, (Detroit Edison
                   Pollution Control), 5.45%, 9/1/29         $  1,279,150
-------------------------------------------------------------------------
                                                             $  1,279,150
-------------------------------------------------------------------------
Hospital -- 22.5%
-------------------------------------------------------------------------
     $1,000        Michigan Hospital Finance Authority,
                   (McLaren Obligated Group),
                   4.50%, 10/15/21                           $    911,230
      1,000        Michigan Hospital Finance Authority,
                   (Oakwood Hospital), 5.75%, 4/1/32            1,011,750
      1,500        Michigan Hospital Finance Authority,
                   (Sparrow Obligation Group),
                   5.625%, 11/15/36                             1,520,805
      1,500        Michigan Hospital Finance Authority,
                   (Trinity Health), 5.375%, 12/1/30            1,516,785
-------------------------------------------------------------------------
                                                             $  4,960,570
-------------------------------------------------------------------------
Insured-Electric Utilities -- 2.3%
-------------------------------------------------------------------------
     $  500        Michigan Strategic Fund Resource
                   Recovery, (Detroit Edison Co.), (XLCA),
                   5.25%, 12/15/32                           $    510,445
-------------------------------------------------------------------------
                                                             $    510,445
-------------------------------------------------------------------------
Insured-Escrowed / Prerefunded -- 4.6%
-------------------------------------------------------------------------
     $1,000        Michigan Hospital Finance Authority,
                   (St. John Health System), (AMBAC),
                   Escrowed to Maturity, 5.00%, 5/15/28      $  1,020,670
-------------------------------------------------------------------------
                                                             $  1,020,670
-------------------------------------------------------------------------
Insured-General Obligations -- 57.5%
-------------------------------------------------------------------------
     $1,550        Detroit School District, (School Bond
                   Loan Fund), (FSA), 5.125%, 5/1/31         $  1,590,920
      1,000        Detroit, (MBIA), 5.125%, 4/1/22              1,031,900
      1,960        Grand Rapids and Kent County Joint
                   Building Authority, (Devos Place),
                   (MBIA), 0.00%, 12/1/27                         545,350
      4,000        Grand Rapids and Kent County Joint
                   Building Authority, (MBIA),
                   0.00%, 12/1/30                                 948,520
        750        Greenville Public Schools, (MBIA),
                   5.00%, 5/1/25                                  764,708
      1,000        Melvindle-Northern Allen Park School
                   District, (Building and Site), (FSA),
                   5.00%, 5/1/28                                1,019,410
      1,605        Morenci Area Schools, (MBIA),
                   5.00%, 5/1/28                                1,634,853
      3,080        Okemos Public School District, (MBIA),
                   0.00%, 5/1/19                                1,431,769
        990        Portland Public Schools, (School Bond
                   Loan Fund), (MBIA), 5.00%, 5/1/29            1,006,889
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-General Obligations (continued)
-------------------------------------------------------------------------
     $1,095        Puerto Rico, (FGIC), Variable Rate,
                   7/1/32(1)(2)                              $  1,186,630
      1,500        South Lyon Community Schools, (School
                   Building and Site), (FGIC),
                   5.00%, 5/1/28                                1,529,115
-------------------------------------------------------------------------
                                                             $ 12,690,064
-------------------------------------------------------------------------
Insured-Hospital -- 2.3%
-------------------------------------------------------------------------
     $  500        Michigan Hospital Finance Authority,
                   Mid-Michigan Obligation Group, (AMBAC),
                   5.00%, 4/15/32                            $    504,150
-------------------------------------------------------------------------
                                                             $    504,150
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 12.3%
-------------------------------------------------------------------------
     $1,750        Michigan House of Representatives,
                   (AMBAC), 0.00%, 8/15/22                   $    667,205
      2,615        Michigan House of Representatives,
                   (AMBAC), 0.00%, 8/15/23                        935,490
      1,000        Puerto Rico Public Building Authority,
                   (CIFG), Variable Rate, 7/1/36(1)(2)          1,117,840
-------------------------------------------------------------------------
                                                             $  2,720,535
-------------------------------------------------------------------------
Insured-Public Education -- 15.1%
-------------------------------------------------------------------------
     $1,500        Central Michigan University, (AMBAC),
                   5.05%, 10/1/32(3)                         $  1,534,995
      1,000        Eastern Michigan University, (FGIC),
                   5.00%, 6/1/28                                1,020,230
        750        Lake Superior University, (AMBAC),
                   5.125%, 11/15/26                               771,112
-------------------------------------------------------------------------
                                                             $  3,326,337
-------------------------------------------------------------------------
Insured-Special Assessment Revenue -- 2.3%
-------------------------------------------------------------------------
     $  500        Detroit Downtown Development, (MBIA),
                   4.75%, 7/1/25                             $    498,945
-------------------------------------------------------------------------
                                                             $    498,945
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 6.9%
-------------------------------------------------------------------------
     $1,500        Wayne Charter County, (Airport
                   Hotel-Detroit Metropolitan Airport),
                   (MBIA), 5.00%, 12/1/30                    $  1,519,995
-------------------------------------------------------------------------
                                                             $  1,519,995
-------------------------------------------------------------------------
Insured-Transportation -- 6.8%
-------------------------------------------------------------------------
     $1,000        Michigan Trunk Line, (FSA),
                   5.00%, 11/1/25                            $  1,020,600

                       SEE NOTES TO FINANCIAL STATEMENTS

INSURED MICHIGAN MUNICIPAL BOND FUND AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Transportation (continued)
-------------------------------------------------------------------------
     $  475        Wayne Charter County Airport, (Detroit
                   Metropolitan Wayne County), (MBIA),
                   5.00%, 12/1/28                            $    479,969
-------------------------------------------------------------------------
                                                             $  1,500,569
-------------------------------------------------------------------------
Insured-Water and Sewer -- 28.4%
-------------------------------------------------------------------------
     $1,250        Detroit Sewer Disposal, (FGIC),
                   5.125%, 7/1/31                            $  1,280,475
      1,500        Detroit Water Supply System, (FGIC),
                   5.00%, 7/1/30                                1,524,735
      2,400        Detroit Water Supply System, (MBIA),
                   5.00%, 7/1/34                                2,437,152
      1,000        Ypsilanti Community Utilities Authority,
                   (San Sewer System), (FGIC),
                   5.00%, 5/1/32                                1,017,120
-------------------------------------------------------------------------
                                                             $  6,259,482
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 166.8%
   (identified cost $36,211,042)                             $ 36,790,912
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- (5.6)%                     $ (1,236,009)
-------------------------------------------------------------------------
Auction Preferred Shares Plus Cumulative Unpaid Dividends
-- (61.2)%                                                   $(13,502,328)
-------------------------------------------------------------------------
Net Assets Applicable to Common Shares -- 100.0%
                                                             $ 22,052,575
-------------------------------------------------------------------------

 The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 83.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.4% to 33.4% of total investments.

 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

INSURED NEW JERSEY MUNICIPAL BOND FUND AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 152.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 5.1%
-------------------------------------------------------------------------
    $   685        New Jersey Educational Facilities
                   Authority, (Princeton Theological),
                   4.75%, 7/1/32                             $    689,651
      1,250        New Jersey Educational Facilities
                   Authority, (Steven's Institute of
                   Technology), 5.25%, 7/1/32                   1,253,337
-------------------------------------------------------------------------
                                                             $  1,942,988
-------------------------------------------------------------------------
Insured-General Obligations -- 28.2%
-------------------------------------------------------------------------
    $ 1,500        Bordentown Regional School District
                   Board of Education, (FGIC),
                   5.00%, 1/15/30(1)                         $  1,540,830
      2,340        Old Bridge Township Board of Education,
                   (MBIA), 5.00%, 7/15/27                       2,403,250
      1,550        Puerto Rico, (FGIC), Variable Rate,
                   7/1/32(2)(3)                                 1,679,704
      1,500        Roxbury Township Board of Education,
                   (FSA), 4.75%, 9/1/21                         1,541,820
      1,130        Rutherford Board of Education, (FGIC),
                   4.75%, 1/15/27                               1,137,537
      1,000        Washington Township and Mercer County
                   Board of Education, (FGIC),
                   5.00%, 1/1/27                                1,025,220
      1,230        West Deptford Township, (FGIC),
                   5.50%, 9/1/24                                1,319,200
-------------------------------------------------------------------------
                                                             $ 10,647,561
-------------------------------------------------------------------------
Insured-Hospital -- 15.4%
-------------------------------------------------------------------------
    $ 2,750        New Jersey Health Care Facilities,
                   (Englewood Hospital), (MBIA),
                   5.00%, 8/1/31                             $  2,808,437
      1,500        New Jersey Health Care Facilities,
                   (Jersey City Medical Center), (FSA),
                   5.00%, 8/1/41                                1,521,960
      1,500        New Jersey Health Care Facilities, (St.
                   Barnabas Medical Center), (MBIA),
                   4.75%, 7/1/28                                1,486,815
-------------------------------------------------------------------------
                                                             $  5,817,212
-------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 8.5%
-------------------------------------------------------------------------
    $ 3,170        Lafayette Yard, Community Development
                   Corporation, (Hotel and Conference
                   Center), (FGIC), 5.00%, 4/1/35            $  3,212,985
-------------------------------------------------------------------------
                                                             $  3,212,985
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 16.4%
-------------------------------------------------------------------------
    $10,000        Garden State New Jersey Preservation
                   Trust, (FSA), 0.00%, 11/1/28              $  2,756,500
      1,250        Middlesex County, (MBIA), 5.00%, 8/1/31      1,282,038
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Lease Revenue / Certificates of Participation (continued)
-------------------------------------------------------------------------
    $ 1,000        New Jersey Building Authority, (FSA),
                   5.00%, 12/15/21                           $  1,046,510
      1,000        Puerto Rico Public Building Authority,
                   (CIFG), Variable Rate, 7/1/36(2)(3)          1,117,840
-------------------------------------------------------------------------
                                                             $  6,202,888
-------------------------------------------------------------------------
Insured-Public Education -- 33.1%
-------------------------------------------------------------------------
    $ 1,400        Monmouth, (Brookdale Community College),
                   (AMBAC), 5.00%, 8/1/29                    $  1,427,888
      1,500        New Jersey EDA, (School Facility
                   Construction), (MBIA), 4.75%, 6/15/25        1,507,125
      1,000        New Jersey Educational Facilities
                   Authority, (Rowan University), (FGIC),
                   5.00%, 7/1/27                                1,025,850
      1,600        New Jersey Educational Facilities
                   Authority, (Rowan University), (FGIC),
                   5.00%, 7/1/33                                1,638,576
      1,275        Rutgers University, (FGIC),
                   4.75%, 5/1/27                                1,279,807
      1,000        University of New Jersey Medicine and
                   Dentistry, (AMBAC), 5.00%, 12/1/31           1,024,980
      4,490        University of New Jersey Medicine and
                   Dentistry, (AMBAC), 5.00%, 4/15/32           4,605,752
-------------------------------------------------------------------------
                                                             $ 12,509,978
-------------------------------------------------------------------------
Insured-Sewer Revenue -- 5.9%
-------------------------------------------------------------------------
    $   900        Long Branch Sewer Authority, (FGIC),
                   4.75%, 6/1/23                             $    920,547
      2,100        Passaic Valley Sewer Commissioners,
                   (FGIC), 2.50%, 12/1/32                       1,329,153
-------------------------------------------------------------------------
                                                             $  2,249,700
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.4%
-------------------------------------------------------------------------
    $   500        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), 5.00%, 7/1/28         $    511,255
-------------------------------------------------------------------------
                                                             $    511,255
-------------------------------------------------------------------------
Insured-Transportation -- 27.0%
-------------------------------------------------------------------------
    $ 4,000        Delaware River and Bay Authority,
                   (MBIA), 5.00%, 1/1/33                     $  4,110,040
      2,130        Port Authority of New York and New
                   Jersey, (FSA), 5.00%, 11/1/32                2,191,301
      1,290        Port Authority of New York and New
                   Jersey, (FSA), Variable Rate,
                   11/1/27(2)(3)                                1,407,326
      1,500        Puerto Rico Highway and Transportation
                   Authority, (FSA), 5.00%, 7/1/32              1,541,835

                       SEE NOTES TO FINANCIAL STATEMENTS

INSURED NEW JERSEY MUNICIPAL BOND FUND AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Transportation (continued)
-------------------------------------------------------------------------
    $   950        South Jersey Transportation Authority,
                   (AMBAC), 5.00%, 11/1/29                   $    971,584
-------------------------------------------------------------------------
                                                             $ 10,222,086
-------------------------------------------------------------------------
Insured-Water and Sewer -- 4.2%
-------------------------------------------------------------------------
    $ 4,500        Middlesex County Improvements Authority
                   Utilities System, (Perth Amboy),
                   (AMBAC), 0.00%, 9/1/24                    $  1,577,475
-------------------------------------------------------------------------
                                                             $  1,577,475
-------------------------------------------------------------------------
Transportation -- 7.5%
-------------------------------------------------------------------------
    $   300        Delaware River Joint Toll Bridge
                   Commission, 5.00%, 7/1/24                 $    303,699
        700        Delaware River Joint Toll Bridge
                   Commission, 5.00%, 7/1/28                      706,265
      1,825        South Jersey Port Authority, (Marine
                   Terminal), 5.10%, 1/1/33                     1,843,725
-------------------------------------------------------------------------
                                                             $  2,853,689
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 152.7%
   (identified cost $56,462,932)                             $ 57,747,817
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 6.8%                       $  2,561,137
-------------------------------------------------------------------------
Auction Preferred Shares Plus Cumulative Unpaid Dividends
-- (59.5)%                                                   $(22,500,000)
-------------------------------------------------------------------------
Net Assets Applicable to Common Shares -- 100.0%
                                                             $ 37,808,954
-------------------------------------------------------------------------

 The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 91.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.9% to 27.9% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (3)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

INSURED NEW YORK MUNICIPAL BOND FUND II AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 157.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
General Obligations -- 7.5%
-------------------------------------------------------------------------
     $2,750        New York City, 5.25%, 1/15/28             $  2,803,570
-------------------------------------------------------------------------
                                                             $  2,803,570
-------------------------------------------------------------------------
Hospital -- 2.1%
-------------------------------------------------------------------------
     $  750        Suffolk County Industrial Development
                   Agency, (Huntington Hospital),
                   5.875%, 11/1/32                           $    772,380
-------------------------------------------------------------------------
                                                             $    772,380
-------------------------------------------------------------------------
Insured-Electric Utilities -- 7.2%
-------------------------------------------------------------------------
     $6,800        Long Island Power Authority Electric
                   Systems Revenue, (FSA), 0.00%, 6/1/22     $  2,691,236
-------------------------------------------------------------------------
                                                             $  2,691,236
-------------------------------------------------------------------------
Insured-General Obligations -- 18.4%
-------------------------------------------------------------------------
     $  800        Bethpage School District, (FSA),
                   4.625%, 2/1/22                            $    803,408
      1,415        Chester School District, (FGIC),
                   4.75%, 4/15/26                               1,420,363
        500        Puerto Rico, (FGIC), Variable Rate,
                   7/1/32(1)(2)                                   541,840
        315        Rochester, (FGIC), 5.00%, 10/1/24              333,642
      2,000        Sachem School District, (MBIA),
                   5.00%, 6/15/27                               2,048,880
      1,700        Spencerport Central School District,
                   (MBIA), 5.00%, 6/15/22                       1,754,723
-------------------------------------------------------------------------
                                                             $  6,902,856
-------------------------------------------------------------------------
Insured-Hospital -- 12.8%
-------------------------------------------------------------------------
     $2,500        New York City Health and Hospital Corp.,
                   (Health Systems), (AMBAC),
                   5.00%, 2/15/23                            $  2,561,550
      1,500        New York Dormitory Authority, (Municipal
                   Health Facilities Improvement), (FSA),
                   4.75%, 1/15/29                               1,485,585
        750        New York Dormitory Authority, (New York
                   Presbyterian Hospital), (AMBAC),
                   5.00%, 8/1/32                                  757,950
-------------------------------------------------------------------------
                                                             $  4,805,085
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 16.6%
-------------------------------------------------------------------------
     $1,000        New York City Industrial Development
                   Agency, (New York University), (AMBAC),
                   5.00%, 7/1/31                             $  1,013,760
      4,005        New York Urban Development Corp.,
                   (Personal Income Tax), (FGIC),
                   5.00%, 3/15/33                               4,069,280
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Lease Revenue / Certificates of Participation (continued)
-------------------------------------------------------------------------
     $1,000        Puerto Rico Public Building Authority,
                   (CIFG), Variable Rate, 7/1/36(1)(2)       $  1,117,840
-------------------------------------------------------------------------
                                                             $  6,200,880
-------------------------------------------------------------------------
Insured-Miscellaneous -- 4.6%
-------------------------------------------------------------------------
     $1,000        New York City Cultural Resource Trust,
                   (Museum of Modern Art), (AMBAC),
                   5.125%, 7/1/31                            $  1,033,410
        580        New York City Trust Cultural Resources,
                   (Museum of History), (AMBAC), Variable
                   Rate, 7/1/29(1)(3)                             705,495
-------------------------------------------------------------------------
                                                             $  1,738,905
-------------------------------------------------------------------------
Insured-Private Education -- 15.5%
-------------------------------------------------------------------------
     $  600        New York Dormitory Authority, (Fordham
                   University), (FGIC), 5.00%, 7/1/27        $    609,504
      1,500        New York Dormitory Authority, (Fordham
                   University), (FGIC), 5.00%, 7/1/32           1,522,650
      1,000        New York Dormitory Authority, (New York
                   University), (AMBAC), 5.00%, 7/1/41          1,009,010
      1,125        New York Dormitory Authority,
                   (University of Rochester), (MBIA),
                   5.00%, 7/1/27                                1,139,591
      1,500        New York University Dormitory Authority,
                   (XLCA), 5.00%, 7/1/25                        1,521,525
-------------------------------------------------------------------------
                                                             $  5,802,280
-------------------------------------------------------------------------
Insured-Public Education -- 12.8%
-------------------------------------------------------------------------
     $1,750        New York Dormitory Authority, (New York
                   City University), (FGIC), 5.25%, 7/1/30   $  1,808,975
      2,245        New York Dormitory Authority, (School
                   Districts Financing Program), (MBIA),
                   5.00%, 10/1/30                               2,279,797
        200        New York Dormitory Authority, (Upstate
                   Community College), (MBIA),
                   5.00%, 7/1/27                                  203,168
        500        New York State Dormitory Authority,
                   (City University), (MBIA),
                   5.125%, 7/1/27                                 510,250
-------------------------------------------------------------------------
                                                             $  4,802,190
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 6.7%
-------------------------------------------------------------------------
     $2,500        New York City Transitional Finance
                   Authority, (MBIA), 4.75%, 5/1/23          $  2,508,100
-------------------------------------------------------------------------
                                                             $  2,508,100
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INSURED NEW YORK MUNICIPAL BOND FUND II AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Transportation -- 25.9%
-------------------------------------------------------------------------
     $2,700        Metropolitan Transportation Authority,
                   (FSA), 4.75%, 11/15/27(4)                 $  2,682,423
      1,000        Metropolitan Transportation Authority,
                   (FSA), 5.00%, 11/15/30                       1,015,600
        500        Port Authority of New York and New
                   Jersey, (FSA), 5.00%, 11/1/32                  514,390
        835        Port Authority of New York and New
                   Jersey, (FSA), Variable Rate,
                   11/1/27(1)(2)                                  910,943
      1,000        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), Variable Rate,
                   1/1/19(1)(2)                                 1,071,760
      1,450        Puerto Rico Highway and Transportation,
                   (CIFG), 5.00%, 7/1/36                        1,489,701
      2,000        Triborough Bridge and Tunnel Authority,
                   (MBIA), 5.00%, 11/15/32                      2,031,200
-------------------------------------------------------------------------
                                                             $  9,716,017
-------------------------------------------------------------------------
Insured-Water and Sewer -- 7.2%
-------------------------------------------------------------------------
     $2,700        New York City Municipal Water Finance
                   Authority, (Water and Sewer System),
                   (FGIC), 4.75%, 6/15/31                    $  2,681,127
-------------------------------------------------------------------------
                                                             $  2,681,127
-------------------------------------------------------------------------
Insured-Water Revenue -- 4.8%
-------------------------------------------------------------------------
     $  750        Buffalo Municipal Water Finance
                   Authority, (FSA), 5.00%, 7/1/27           $    761,880
      1,000        Buffalo Municipal Water Finance
                   Authority, (FSA), 5.125%, 7/1/32             1,028,870
-------------------------------------------------------------------------
                                                             $  1,790,750
-------------------------------------------------------------------------
Miscellaneous -- 1.7%
-------------------------------------------------------------------------
     $  500        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/32(1)(2)   $    629,285
-------------------------------------------------------------------------
                                                             $    629,285
-------------------------------------------------------------------------
Private Education -- 2.6%
-------------------------------------------------------------------------
     $1,000        Dutchess County, Industrial Development
                   Agency, (Marist College), 5.00%, 7/1/22   $    969,270
-------------------------------------------------------------------------
                                                             $    969,270
-------------------------------------------------------------------------
Special Tax Revenue -- 4.0%
-------------------------------------------------------------------------
     $1,500        New York Transitional Finance Authority,
                   5.00%, 2/1/31                             $  1,515,585
-------------------------------------------------------------------------
                                                             $  1,515,585
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Transportation -- 6.8%
-------------------------------------------------------------------------
     $2,500        Triborough Bridge and Tunnel Authority,
                   5.125%, 1/1/31                            $  2,560,000
-------------------------------------------------------------------------
                                                             $  2,560,000
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 157.2%
   (identified cost $57,799,810)                             $ 58,889,516
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.9%                       $  1,073,160
-------------------------------------------------------------------------
Auction Preferred Shares Plus Cumulative Unpaid Dividends
-- (60.1)%                                                   $(22,502,462)
-------------------------------------------------------------------------
Net Assets Applicable to Common Shares -- 100.0%
                                                             $ 37,460,214
-------------------------------------------------------------------------

 The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 84.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.6% to 22.1% of total investments.

 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3)  Security has been issued as an inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

INSURED OHIO MUNICIPAL BOND FUND AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 158.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
General Obligations -- 12.1%
-------------------------------------------------------------------------
     $3,415        Granville School District,
                   5.00%, 12/1/24                            $  3,483,368
        925        Ohio, (Infrastructure Improvements),
                   4.875%, 3/1/23                                 943,056
-------------------------------------------------------------------------
                                                             $  4,426,424
-------------------------------------------------------------------------
Hospital -- 1.2%
-------------------------------------------------------------------------
     $  450        Cuyahoga County, (Cleveland Clinic
                   Health System), 5.50%, 1/1/29(1)          $    448,420
-------------------------------------------------------------------------
                                                             $    448,420
-------------------------------------------------------------------------
Insured-Electric Utilities -- 14.7%
-------------------------------------------------------------------------
     $4,000        Ohio Municipal Electric Generation
                   Agency, (MBIA), 0.00%, 2/15/25            $  1,349,480
      1,775        Ohio Municipal Electric Generation
                   Agency, (MBIA), 0.00%, 2/15/26                 567,272
      5,000        Ohio Municipal Electric Generation
                   Agency, (MBIA), 0.00%, 2/15/27               1,519,500
      1,830        Puerto Rico Electric Power Authority,
                   (FSA), 5.125%, 7/1/26                        1,913,320
-------------------------------------------------------------------------
                                                             $  5,349,572
-------------------------------------------------------------------------
Insured-General Obligations -- 54.7%
-------------------------------------------------------------------------
     $1,500        Ashtabula School District, (Construction
                   Improvements), (FGIC), 5.00%, 12/1/30(2)  $  1,531,620
      2,000        Cincinnati School District, (School
                   Improvements), (FSA), 5.00%, 12/1/22         2,078,360
      2,500        Cuyahoga Community College District,
                   (AMBAC), 5.00%, 12/1/32                      2,548,525
        500        Independence School District, (School
                   Improvements), (FGIC), 4.75%, 12/1/30          498,060
        935        Nordonia Hills School District, (School
                   Improvements), (AMBAC), 5.45%, 12/1/25         995,822
      2,500        Olentangy School District, (School
                   Facility Construction and Improvements,
                   (MBIA), 5.00%, 12/1/30                       2,552,700
      1,400        Plain School District, (FGIC),
                   0.00%, 12/1/27                                 407,946
      2,500        Plain School District, (FGIC),
                   5.00%, 12/1/30                               2,554,825
      1,400        Powell, (FGIC), 5.50%, 12/1/32               1,502,424
      1,550        Puerto Rico, (FSA), 5.125%, 7/1/30           1,605,986
      2,600        Trotwood-Madison School District,
                   (School Improvements), (FGIC),
                   5.00%, 12/1/30                               2,654,808
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-General Obligations (continued)
-------------------------------------------------------------------------
     $1,000        Zanesville School District, (School
                   Improvements), (MBIA), 5.05%, 12/1/29     $  1,029,190
-------------------------------------------------------------------------
                                                             $ 19,960,266
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 9.6%
-------------------------------------------------------------------------
     $1,400        Cleveland, (Cleveland Stadium), (AMBAC),
                   5.25%, 11/15/27                           $  1,443,946
      1,000        Puerto Rico Public Building Authority,
                   (CIFG), Variable Rate, 7/1/36(3)(4)          1,117,840
        900        Puerto Rico Public Buildings Authority,
                   Government Facility Revenue, (XLCA),
                   5.25%, 7/1/36                                  939,537
-------------------------------------------------------------------------
                                                             $  3,501,323
-------------------------------------------------------------------------
Insured-Public Education -- 13.7%
-------------------------------------------------------------------------
     $3,000        Cincinnati Technical and Community
                   College, (AMBAC), 5.00%, 10/1/28          $  3,061,440
        500        University of Akron, (FGIC),
                   Variable Rate, 1/1/29(3)(5)                    583,345
      1,000        University of Cincinnati, (AMBAC),
                   5.00%, 6/1/31                                1,020,300
        320        University of Toledo, (FGIC),
                   5.00%, 6/1/20                                  333,590
-------------------------------------------------------------------------
                                                             $  4,998,675
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 17.7%
-------------------------------------------------------------------------
     $1,000        Groveport, (MBIA), 5.00%, 12/1/21         $  1,041,570
      4,315        Hamilton County, Sales Tax, (AMBAC),
                   0.00%, 12/1/22                               1,678,190
      5,000        Hamilton County, Sales Tax, (AMBAC),
                   0.00%, 12/1/23                               1,827,450
      1,000        Hamilton County, Sales Tax, (AMBAC),
                   0.00%, 12/1/24                                 343,000
        875        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/07(3)(5)                                   914,384
        615        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(4)                                      656,519
-------------------------------------------------------------------------
                                                             $  6,461,113
-------------------------------------------------------------------------
Insured-Transportation -- 21.0%
-------------------------------------------------------------------------
     $4,750        Cleveland Airport System, (FSA),
                   5.00%, 1/1/31(6)                          $  4,821,297
        885        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), Variable Rate,
                   1/1/19(3)(4)                                   948,508

                       SEE NOTES TO FINANCIAL STATEMENTS

INSURED OHIO MUNICIPAL BOND FUND AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Transportation (continued)
-------------------------------------------------------------------------
     $1,880        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 4.75%, 7/1/38          $  1,886,975
-------------------------------------------------------------------------
                                                             $  7,656,780
-------------------------------------------------------------------------
Insured-Water and Sewer -- 10.7%
-------------------------------------------------------------------------
     $3,800        Cleveland Waterworks, (FGIC),
                   5.00%, 1/1/25                             $  3,882,118
-------------------------------------------------------------------------
                                                             $  3,882,118
-------------------------------------------------------------------------
Private Education -- 2.8%
-------------------------------------------------------------------------
     $1,000        Ohio Higher Educational Facilities
                   Authority, (Oberlin College), Variable
                   Rate, 10/1/29(3)(5)                       $  1,030,610
-------------------------------------------------------------------------
                                                             $  1,030,610
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 158.2%
   (identified cost $56,759,283)                             $ 57,715,301
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.8%                       $    650,508
-------------------------------------------------------------------------
Auction Preferred Shares Plus Cumulative Unpaid Dividends
-- (60.0)%                                                   $(21,875,656)
-------------------------------------------------------------------------
Net Assets Applicable to Common Shares -- 100.0%
                                                             $ 36,490,153
-------------------------------------------------------------------------

 The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 89.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.6% to 26.7% of total investments.

 (1)  When-issued security.
 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (4)  Security has been issued as a leveraged inverse floater bond.
 (5)  Security has been issued as an inverse floater bond.
 (6) Security (or a portion thereof) has been segregated to cover when-issued securities.

                       SEE NOTES TO FINANCIAL STATEMENTS

INSURED PENNSYLVANIA MUNICIPAL BOND FUND AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 151.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Hospital -- 2.6%
-------------------------------------------------------------------------
     $  350        Lebanon County Health Facility
                   Authority, (Good Samaritan Hospital),
                   6.00%, 11/15/35                           $    351,333
        750        Pennsylvania HEFA, (UPMC Health System),
                   6.00%, 1/15/31                                 774,465
-------------------------------------------------------------------------
                                                             $  1,125,798
-------------------------------------------------------------------------
Insured-Electric Utilities -- 5.1%
-------------------------------------------------------------------------
     $1,650        Puerto Rico Electric Power Authority,
                   (FSA), 5.125%, 7/1/26                     $  1,725,124
        400        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29(1)(2)            456,736
-------------------------------------------------------------------------
                                                             $  2,181,860
-------------------------------------------------------------------------
Insured-Gas Utilities -- 5.3%
-------------------------------------------------------------------------
     $1,355        Philadelphia Natural Gas Works, (FSA),
                   5.125%, 8/1/31                            $  1,384,580
        875        Philadelphia Natural Gas Works, (FSA),
                   Variable Rate, 7/1/28(3)                       892,001
-------------------------------------------------------------------------
                                                             $  2,276,581
-------------------------------------------------------------------------
Insured-General Obligations -- 45.8%
-------------------------------------------------------------------------
     $  250        Allegheny County, (FGIC), 5.25%, 11/1/21  $    264,227
      1,650        Armstrong County, (MBIA), 5.40%, 6/1/31      1,735,816
      4,845        Canon McMillan School District, (FGIC),
                   0.00%, 12/1/33                                 956,791
        500        Canon McMillan School District, (FGIC),
                   5.25%, 12/1/34                                 520,620
      1,500        Cranberry Township, (FGIC),
                   5.00%, 12/1/25                               1,532,175
      4,500        East Allegheny School District, (FGIC),
                   5.00%, 4/1/32                                4,579,965
      2,555        McKeesport School District, (MBIA),
                   0.00%, 10/1/21                               1,015,510
      1,000        Mount Lebanon School District, (MBIA),
                   5.00%, 2/15/20                               1,049,620
      2,000        Pennridge School District, (MBIA),
                   5.00%, 2/15/29                               2,039,720
      1,000        Pennsylvania, (MBIA), 4.75%, 1/1/23          1,009,650
      1,000        Philadelphia, (FSA), 5.00%, 9/15/31          1,016,050
        300        Philadelphia, (FSA), 5.25%, 9/15/25            312,153
        585        Philadelphia, (FSA), Variable Rate,
                   9/15/31(1)(2)                                  613,168
        400        Puerto Rico, (FGIC), Variable Rate,
                   7/1/32(1)(2)                                   433,472
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-General Obligations (continued)
-------------------------------------------------------------------------
     $2,500        Upper Clair Township School District,
                   (FSA), 5.00%, 7/15/32                     $  2,545,375
-------------------------------------------------------------------------
                                                             $ 19,624,312
-------------------------------------------------------------------------
Insured-Hospital -- 5.9%
-------------------------------------------------------------------------
     $2,500        Washington County Hospital Authority,
                   (Washington Hospital), (AMBAC),
                   5.125%, 7/1/28                            $  2,541,875
-------------------------------------------------------------------------
                                                             $  2,541,875
-------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 6.5%
-------------------------------------------------------------------------
     $1,000        Allegheny County IDA, (MBIA),
                   5.00%, 11/1/22                            $  1,031,070
      1,700        Allegheny County IDA, (MBIA),
                   5.00%, 11/1/29                               1,730,379
-------------------------------------------------------------------------
                                                             $  2,761,449
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 7.3%
-------------------------------------------------------------------------
     $1,300        Philadelphia Authority for Industrial
                   Development Lease Revenue, (FSA),
                   5.125%, 10/1/26                           $  1,338,636
      1,700        Philadelphia Authority for Industrial
                   Development Lease Revenue, (FSA),
                   5.25%, 10/1/30                               1,770,329
-------------------------------------------------------------------------
                                                             $  3,108,965
-------------------------------------------------------------------------
Insured-Private Education -- 18.6%
-------------------------------------------------------------------------
     $1,000        Chester County IDA Educational Facility,
                   (Westtown School), (AMBAC),
                   5.00%, 1/1/31                             $  1,017,300
      3,365        Delaware County, (Villanova University),
                   (MBIA), 5.00%, 12/1/28                       3,413,523
      3,000        Pennsylvania HEFA, (Temple University),
                   (MBIA), 5.00%, 4/1/29(4)                     3,041,550
        500        Pennsylvania Public School Building
                   Authority, (Lehigh Career and Technical
                   Institute), (MBIA), 5.00%, 10/1/31             508,485
-------------------------------------------------------------------------
                                                             $  7,980,858
-------------------------------------------------------------------------
Insured-Public Education -- 2.4%
-------------------------------------------------------------------------
     $1,000        Lycoming County Authority, (Pennsylvania
                   College of Technology), (AMBAC),
                   5.25%, 5/1/32                             $  1,040,620
-------------------------------------------------------------------------
                                                             $  1,040,620
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INSURED PENNSYLVANIA MUNICIPAL BOND FUND AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 17.1%
-------------------------------------------------------------------------
     $4,350        Pittsburgh and Allegheny County Public
                   Auditorium, (AMBAC), 5.00%, 2/1/29        $  4,417,730
        900        Southeastern Transportation Authority,
                   (FGIC), 4.75%, 3/1/24                          900,846
      2,000        Southeastern Transportation Authority,
                   (FGIC), 4.75%, 3/1/29                        1,986,640
-------------------------------------------------------------------------
                                                             $  7,305,216
-------------------------------------------------------------------------
Insured-Transportation -- 21.7%
-------------------------------------------------------------------------
     $2,000        Allegheny County Port Authority, (FGIC),
                   5.00%, 3/1/25                             $  2,043,940
      1,000        Allegheny County Port Authority, (FGIC),
                   5.00%, 3/1/29                                1,018,320
      1,500        Pennsylvania Turnpike Commission
                   Registration Fee, (AMBAC),
                   5.00%, 7/15/31                               1,535,655
      3,750        Pennsylvania Turnpike Commission,
                   (AMBAC), 5.00%, 7/15/41                      3,781,238
        815        Puerto Rico Highway and Transportation
                   Authority, (MBIA), Variable Rate,
                   7/1/36(1)(2)                                   901,472
-------------------------------------------------------------------------
                                                             $  9,280,625
-------------------------------------------------------------------------
Insured-Water and Sewer -- 11.4%
-------------------------------------------------------------------------
     $1,555        Erie Sewer Authority, (AMBAC),
                   0.00%, 12/1/25                            $    475,099
      2,155        Erie Sewer Authority, (AMBAC),
                   0.00%, 12/1/25                                 658,417
      1,920        Erie Sewer Authority, (AMBAC),
                   0.00%, 12/1/26                                 554,170
      2,500        Pennsylvania University Sewer Authority,
                   (MBIA), 5.00%, 11/1/26                       2,549,725
        580        Pittsburgh Water and Sewer Authority,
                   Variable Rate, 12/1/27(1)(2)                   630,924
-------------------------------------------------------------------------
                                                             $  4,868,335
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Transportation -- 1.8%
-------------------------------------------------------------------------
     $  750        Delaware River Joint Toll Bridge
                   Commission, 5.00%, 7/1/28                 $    756,713
-------------------------------------------------------------------------
                                                             $    756,713
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 151.5%
   (identified cost $63,930,610)                             $ 64,853,207
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 9.3%                       $  3,961,422
-------------------------------------------------------------------------
Auction Preferred Shares Plus Cumulative Unpaid Dividends
-- (60.8)%                                                   $(26,003,130)
-------------------------------------------------------------------------
Net Assets Applicable to Common Shares -- 100.0%
                                                             $ 42,811,499
-------------------------------------------------------------------------

 The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2003, 95.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 16.9% to 31.6% of total investments.

 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Security has been issued as a leveraged inverse floater bond.
 (3)  Security has been issued as an inverse floater bond.
 (4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003

                                INSURED MUNICIPAL FUND II  INSURED CALIFORNIA FUND II  INSURED FLORIDA FUND
-----------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                    $234,890,809                $87,338,191              $56,804,143
   Unrealized appreciation               5,024,088                  1,389,442                1,045,712
-----------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                 $239,914,897                $88,727,633              $57,849,855
-----------------------------------------------------------------------------------------------------------
Cash                                  $  1,727,020                $   276,325              $   960,479
Interest receivable                      2,740,293                  1,181,410                1,048,662
Prepaid expenses                             8,315                      4,274                    4,274
-----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                          $244,390,525                $90,189,642              $59,863,270
-----------------------------------------------------------------------------------------------------------
Liabilities
-----------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                          $  8,457,115                $        --              $        --
Payable for daily variation
   margin on open financial
   futures contracts                       120,656                     51,562                   41,250
Payable for when-issued
   securities                            1,958,663                         --                       --
Payable to affiliate for
   Trustees' fees                            1,058                         --                       --
Accrued expenses                           179,856                     89,422                   68,326
-----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                     $ 10,717,348                $   140,984              $   109,576
-----------------------------------------------------------------------------------------------------------
Auction preferred shares at
   liquidation value plus
   cumulative unpaid dividends        $ 87,553,521                $33,754,617              $22,500,000
-----------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   COMMON SHARES                      $146,119,656                $56,294,041              $37,253,694
-----------------------------------------------------------------------------------------------------------
Sources of Net Assets
-----------------------------------------------------------------------------------------------------------
Common Shares, $0.01 par
   value, unlimited number of
   shares authorized                  $     99,064                $    38,513              $    25,451
Additional paid-in capital             140,471,527                 54,593,916               36,069,470
Accumulated net realized gain
   (computed on the basis of
   identified cost)                        287,302                     55,470                   27,633
Accumulated undistributed net
   investment income                       337,066                    144,800                   27,835
Net unrealized appreciation
   (computed on the basis of
   identified cost)                      4,924,697                  1,461,342                1,103,305
-----------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   COMMON SHARES                      $146,119,656                $56,294,041              $37,253,694
-----------------------------------------------------------------------------------------------------------
Auction Preferred Shares Issued and Outstanding
(Liquidation preference of $25,000 per share)
-----------------------------------------------------------------------------------------------------------
                                             3,500                      1,350                      900
-----------------------------------------------------------------------------------------------------------
Common Shares Outstanding
-----------------------------------------------------------------------------------------------------------
                                         9,906,382                  3,851,257                2,545,148
-----------------------------------------------------------------------------------------------------------
Net Asset Value Per Common Share
-----------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   COMMON SHARES  DIVIDED BY
   COMMON SHARES ISSUED AND
   OUTSTANDING                        $      14.75                $     14.62              $     14.64
-----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003

                                INSURED MASSACHUSETTS FUND  INSURED MICHIGAN FUND  INSURED NEW JERSEY FUND
----------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                     $38,566,170               $36,211,042             $56,462,932
   Unrealized appreciation                 592,592                   579,870               1,284,885
----------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                  $39,158,762               $36,790,912             $57,747,817
----------------------------------------------------------------------------------------------------------
Receivable for investments
   sold                                $ 2,498,003               $        --             $ 2,966,378
Interest receivable                        547,393                   521,704                 904,828
Prepaid expenses                             4,274                     4,290                   4,290
----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                           $42,208,432               $37,316,906             $61,623,313
----------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                           $        --               $   660,642             $        --
Payable for daily variation
   margin on open financial
   futures contracts                        36,094                    13,406                  47,437
Due to bank                              1,127,867                 1,036,248               1,203,083
Accrued expenses                            59,097                    51,707                  63,839
----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                      $ 1,223,058               $ 1,762,003             $ 1,314,359
----------------------------------------------------------------------------------------------------------
Auction preferred shares at
   liquidation value plus
   cumulative unpaid dividends         $15,501,866               $13,502,328             $22,500,000
----------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   COMMON SHARES                       $25,483,508               $22,052,575             $37,808,954
----------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------
Common Shares, $0.01 par
   value, unlimited number of
   shares authorized                   $    17,435               $    15,074             $    25,533
Additional paid-in capital              24,694,385                21,348,247              36,184,471
Accumulated net realized gain
   (computed on the basis of
   identified cost)                         93,916                    96,078                 185,331
Accumulated undistributed net
   investment income                        29,591                    24,349                  55,675
Net unrealized appreciation
   (computed on the basis of
   identified cost)                        648,181                   568,827               1,357,944
----------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   COMMON SHARES                       $25,483,508               $22,052,575             $37,808,954
----------------------------------------------------------------------------------------------------------

Auction Preferred Shares Issued and Outstanding
(Liquidation preference of $25,000 per share)
----------------------------------------------------------------------------------------------------------
                                               620                       540                     900
----------------------------------------------------------------------------------------------------------

Common Shares Outstanding
----------------------------------------------------------------------------------------------------------
                                         1,743,508                 1,507,423               2,553,327
----------------------------------------------------------------------------------------------------------

Net Asset Value Per Common Share
----------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   COMMON SHARES  DIVIDED BY
   COMMON SHARES ISSUED AND
   OUTSTANDING                         $     14.62               $     14.63             $     14.81
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003

                                INSURED NEW YORK FUND II  INSURED OHIO FUND  INSURED PENNSYLVANIA FUND
------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                    $57,799,810            $56,759,283            $63,930,610
   Unrealized appreciation              1,089,706                956,018                922,597
------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                 $58,889,516            $57,715,301            $64,853,207
------------------------------------------------------------------------------------------------------
Cash                                  $   359,947            $        --            $    61,624
Receivable for investments
   sold                                        --                884,709              3,101,943
Interest receivable                       809,940                922,447                911,269
Prepaid expenses                            4,321                  4,274                  4,280
------------------------------------------------------------------------------------------------------
TOTAL ASSETS                          $60,063,724            $59,526,731            $68,932,323
------------------------------------------------------------------------------------------------------
Liabilities
------------------------------------------------------------------------------------------------------
Payable for daily variation
   margin on open financial
   futures contracts                  $    30,937            $    31,969            $    46,406
Payable for when-issued
   securities                                  --                440,699                     --
Due to bank                                    --                615,020                     --
Payable to affiliate for
   Trustees' fees                             461                     --                     --
Accrued expenses                           69,650                 73,234                 71,288
------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                     $   101,048            $ 1,160,922            $   117,694
------------------------------------------------------------------------------------------------------
Auction preferred shares at
   liquidation value plus
   cumulative unpaid dividends        $22,502,462            $21,875,656            $26,003,130
------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   COMMON SHARES                      $37,460,214            $36,490,153            $42,811,499
------------------------------------------------------------------------------------------------------
Sources of Net Assets
------------------------------------------------------------------------------------------------------
Common Shares, $0.01 par
   value, unlimited number of
   shares authorized                  $    25,533            $    25,033            $    29,372
Additional paid-in capital             36,183,821             35,472,875             41,628,808
Accumulated net realized gain
   (computed on the basis of
   identified cost)                       114,828                 29,236                132,338
Accumulated undistributed net
   investment income                       71,811                 33,325                 33,500
Net unrealized appreciation
   (computed on the basis of
   identified cost)                     1,064,221                929,684                987,481
------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   COMMON SHARES                      $37,460,214            $36,490,153            $42,811,499
------------------------------------------------------------------------------------------------------
Auction Preferred Shares Issued and Outstanding
(Liquidation preference of $25,000 per share)
------------------------------------------------------------------------------------------------------
                                              900                    875                  1,040
------------------------------------------------------------------------------------------------------
Common Shares Outstanding
------------------------------------------------------------------------------------------------------
                                        2,553,335              2,503,273              2,937,224
------------------------------------------------------------------------------------------------------
Net Asset Value Per Common Share
------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   COMMON SHARES  DIVIDED BY
   COMMON SHARES ISSUED AND
   OUTSTANDING                        $     14.67            $     14.58            $     14.58
------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED MARCH 31, 2003(1)

                                INSURED MUNICIPAL FUND II  INSURED CALIFORNIA FUND II  INSURED FLORIDA FUND
-----------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------
Interest                               $3,257,523                  $1,228,355               $  745,901
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                $3,257,523                  $1,228,355               $  745,901
-----------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------
Investment adviser fee                 $  354,576                  $  136,852               $   90,600
Trustees fees and expenses                  1,058                          --                       --
Legal and accounting services              14,838                      14,263                   13,138
Printing and postage                       16,152                       3,473                    3,033
Custodian fee                               8,336                       6,065                    2,446
Organization costs                          7,500                       7,500                    7,500
Transfer and dividend
   disbursing agent                        35,879                      13,719                    9,461
Preferred shares remarketing
   agent fee                               22,175                      17,106                   11,404
Miscellaneous                               5,525                       2,839                    2,584
-----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                         $  466,039                  $  201,817               $  140,166
-----------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee          $    8,330                  $    6,065               $    2,446
   Preliminary reduction of
      investment adviser fee               96,703                      37,378                   30,296
   Expense reimbursement                    7,500                       7,500                    7,500
-----------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS               $  112,533                  $   50,943               $   40,242
-----------------------------------------------------------------------------------------------------------

NET EXPENSES                           $  353,506                  $  150,874               $   99,924
-----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                  $2,904,017                  $1,077,481               $  645,977
-----------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)          $  287,302                  $   55,470               $   27,633
-----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                      $  287,302                  $   55,470               $   27,633
-----------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                      $5,024,088                  $1,389,442               $1,045,712
   Financial futures contracts            (99,391)                     71,900                   57,593
-----------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)         $4,924,697                  $1,461,342               $1,103,305
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                                $5,211,999                  $1,516,812               $1,130,938
-----------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED
   SHAREHOLDERS                        $ (208,221)                 $  (66,150)              $  (45,927)
-----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                     $7,907,795                  $2,528,143               $1,730,988
-----------------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, November 29, 2002, to March 31, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED MARCH 31, 2003(1)

                                INSURED MASSACHUSETTS FUND  INSURED MICHIGAN FUND  INSURED NEW JERSEY FUND
----------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------
Interest                                $  527,168               $  459,009              $  777,433
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                 $  527,168               $  459,009              $  777,433
----------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------
Investment adviser fee                  $   61,926               $   53,218              $   91,311
Legal and accounting services               12,137                   14,154                  12,881
Printing and postage                         1,716                    2,276                   2,275
Custodian fee                                2,685                    2,375                   2,270
Organization costs                           7,500                    7,500                   7,500
Transfer and dividend
   disbursing agent                          6,629                    5,198                   8,881
Preferred shares remarketing
   agent fee                                 7,856                    6,843                  11,404
Miscellaneous                                2,422                    2,089                   2,428
----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                          $  102,871               $   93,653              $  138,950
----------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee           $    2,685               $    2,375              $    2,270
   Preliminary reduction of
      investment adviser fee                16,889                   14,488                  24,903
   Expense reimbursement                     7,500                    7,500                   7,500
----------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                $   27,074               $   24,363              $   34,673
----------------------------------------------------------------------------------------------------------

NET EXPENSES                            $   75,797               $   69,290              $  104,277
----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                   $  451,371               $  389,719              $  673,156
----------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)           $   93,916               $   67,727              $  185,331
   Financial futures contracts                  --                   28,351                      --
----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                       $   93,916               $   96,078              $  185,331
----------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                       $  592,592               $  579,870              $1,284,885
   Financial futures contracts              55,589                  (11,043)                 73,059
----------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)          $  648,181               $  568,827              $1,357,944
----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                                 $  742,097               $  664,905              $1,543,275
----------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED
   SHAREHOLDERS                         $  (29,499)              $  (26,207)             $  (42,984)
----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                      $1,163,969               $1,028,417              $2,173,447
----------------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, November 29, 2002, to March 31, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED MARCH 31, 2003(1)

                                INSURED NEW YORK FUND II  INSURED OHIO FUND  INSURED PENNSYLVANIA FUND
------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------
Interest                               $  804,740            $  706,119             $  869,020
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                $  804,740            $  706,119             $  869,020
------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------
Investment adviser fee                 $   91,853            $   88,717             $  103,938
Trustees fees and expenses                    461                    --                     --
Legal and accounting services              10,250                13,126                 13,270
Printing and postage                        5,448                 2,650                  2,388
Custodian fee                               3,029                 2,257                  2,905
Organization costs                          7,500                 7,500                  7,500
Transfer and dividend
   disbursing agent                         9,306                 9,221                 10,078
Preferred shares remarketing
   agent fee                               11,404                11,087                 13,178
Miscellaneous                               2,810                 2,505                  2,522
------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                         $  142,061            $  137,063             $  155,779
------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee          $    2,958            $    2,257             $    2,905
   Preliminary reduction of
      investment adviser fee               25,051                61,777                 28,347
   Expense reimbursement                    7,500                 7,500                  7,500
------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS               $   35,509            $   71,534             $   38,752
------------------------------------------------------------------------------------------------------

NET EXPENSES                           $  106,552            $   65,529             $  117,027
------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                  $  698,188            $  640,590             $  751,993
------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)          $  114,828            $   29,236             $  132,338
------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                      $  114,828            $   29,236             $  132,338
------------------------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                      $1,089,706            $  956,018             $  922,597
   Financial futures contracts            (25,485)              (26,334)                64,884
------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)         $1,064,221            $  929,684             $  987,481
------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                                $1,179,049            $  958,920             $1,119,819
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO PREFERRED
   SHAREHOLDERS                        $  (42,305)           $  (44,047)            $  (52,114)
------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                     $1,834,932            $1,555,463             $1,819,698
------------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, November 29, 2002, to March 31, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED MARCH 31, 2003(1)

INCREASE (DECREASE) IN NET ASSETS  INSURED MUNICIPAL FUND II  INSURED CALIFORNIA FUND II  INSURED FLORIDA FUND
--------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $  2,904,017                $ 1,077,481              $   645,977
   Net realized gain                          287,302                     55,470                   27,633
   Net change in unrealized
      appreciation (depreciation)           4,924,697                  1,461,342                1,103,305
   Distributions to preferred
      shareholders                           (208,221)                   (66,150)                 (45,927)
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $  7,907,795                $ 2,528,143              $ 1,730,988
--------------------------------------------------------------------------------------------------------------
Distributions to common
   shareholders --
   From net investment income            $ (2,358,730)               $  (866,531)             $  (572,215)
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON
   SHAREHOLDERS                          $ (2,358,730)               $  (866,531)             $  (572,215)
--------------------------------------------------------------------------------------------------------------
Capital share transactions --
   Proceeds from sale of common
      shares(2)                          $141,787,289                $55,073,394              $36,321,367
   Reinvestment of distributions
      to common shareholders                   26,557                        363                   43,434
   Offering costs and preferred
      shares underwriting
      discounts                            (1,343,255)                  (541,328)                (369,880)
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS            $140,470,591                $54,532,429              $35,994,921
--------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS               $146,019,656                $56,194,041              $37,153,694
--------------------------------------------------------------------------------------------------------------

Net Assets Applicable to Common Shares
--------------------------------------------------------------------------------------------------------------
At beginning of period                   $    100,000                $   100,000              $   100,000
--------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                         $146,119,656                $56,294,041              $37,253,694
--------------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment income
included in net assets applicable to common shares
--------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                         $    337,066                $   144,800              $    27,835
--------------------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, November 29, 2002, to March 31, 2003.
 (2) Proceeds from sale of shares net sales load paid of $6,681,076, $2,595,081 and $1,711,478 for Insured Municipal Fund II, Insured California Fund II and Insured Florida Fund, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED MARCH 31, 2003(1)

  INCREASE (DECREASE) IN NET ASSETS  INSURED MASSACHUSETTS FUND  INSURED MICHIGAN FUND  INSURED NEW JERSEY FUND
  -------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income                  $   451,371               $   389,719             $   673,156
     Net realized gain                           93,916                    96,078                 185,331
     Net change in unrealized
        appreciation (depreciation)             648,181                   568,827               1,357,944
     Distributions to preferred
        shareholders                            (29,499)                  (26,207)                (42,984)
  -------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                             $ 1,163,969               $ 1,028,417             $ 2,173,447
  -------------------------------------------------------------------------------------------------------------
  Distributions to common
     shareholders --
     From net investment income             $  (392,281)              $  (339,163)            $  (574,497)
  -------------------------------------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO COMMON
     SHAREHOLDERS                           $  (392,281)              $  (339,163)            $  (574,497)
  -------------------------------------------------------------------------------------------------------------
  Capital share transactions --
     Proceeds from sale of common
        shares(2)                            24,879,202                21,497,628              36,480,532
     Reinvestment of distributions
        to common shareholders                    1,052                       719                     375
     Offering costs and preferred
        shares underwriting
        discounts                              (268,434)                 (235,026)               (370,903)
  -------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS             $24,611,820               $21,263,321             $36,110,004
  -------------------------------------------------------------------------------------------------------------

  NET INCREASE IN NET ASSETS                $25,383,508               $21,952,575             $37,708,954
  -------------------------------------------------------------------------------------------------------------

  Net Assets Applicable to Common Shares
  -------------------------------------------------------------------------------------------------------------
  At beginning of period                    $   100,000               $   100,000             $   100,000
  -------------------------------------------------------------------------------------------------------------
  AT END OF PERIOD                          $25,483,508               $22,052,575             $37,808,954
  -------------------------------------------------------------------------------------------------------------

  Accumulated undistributed net
  investment income included in net assets
  -------------------------------------------------------------------------------------------------------------
  AT END OF PERIOD                          $    29,591               $    24,349             $    55,675
  -------------------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, November 29, 2002, to March 31, 2003.
 (2) Proceeds from sale of shares net sales load paid of $1,172,318, $1,012,977 and $1,718,978 for Insured Massachusetts Fund, Insured Michigan Fund and Insured New Jersey Fund, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED MARCH 31, 2003(1)

INCREASE (DECREASE) IN NET ASSETS  INSURED NEW YORK FUND II  INSURED OHIO FUND  INSURED PENNSYLVANIA FUND
---------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $   698,188            $   640,590            $   751,993
   Net realized gain                         114,828                 29,236                132,338
   Net change in unrealized
      appreciation (depreciation)          1,064,221                929,684                987,481
   Distributions to preferred
      shareholders                           (42,305)               (44,047)               (52,114)
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 1,834,932            $ 1,555,463            $ 1,819,698
---------------------------------------------------------------------------------------------------------
Distributions to common
   shareholders --
   From net investment income            $  (584,072)           $  (563,218)           $  (666,379)
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON
   SHAREHOLDERS                          $  (584,072)           $  (563,218)           $  (666,379)
---------------------------------------------------------------------------------------------------------
Capital share transactions --
   Proceeds from sale of common
      shares(2)                          $36,480,718            $35,761,589            $41,979,857
   Reinvestment of distributions
      to common shareholders                     302                  2,372                    385
   Offering costs and preferred
      shares underwriting
      discounts                             (371,666)              (366,053)              (422,062)
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS            $36,109,354            $35,397,908            $41,558,180
---------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS               $37,360,214            $36,390,153            $42,711,499
---------------------------------------------------------------------------------------------------------

Net Assets Applicable to Common Shares
---------------------------------------------------------------------------------------------------------
At beginning of period                   $   100,000            $   100,000            $   100,000
---------------------------------------------------------------------------------------------------------
AT END OF PERIOD                         $37,460,214            $36,490,153            $42,811,499
---------------------------------------------------------------------------------------------------------

Accumulated undistributed net
investment income included in net assets
---------------------------------------------------------------------------------------------------------
AT END OF PERIOD                         $    71,811            $    33,325            $    33,500
---------------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, November 29, 2002, to March 31, 2003.
 (2) Proceeds from sale of shares net sales load paid of $1,718,987, $1,685,101 and $1,978,108 for Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

                       THIS PAGE INTENTIONALLY LEFT BLANK

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                  INSURED MUNICIPAL FUND II
                                  -------------------------
                                  PERIOD ENDED
                                  MARCH 31, 2003
                                  (UNAUDITED)(1)(2)
-----------------------------------------------------------
Net asset value -- Beginning
   of period (Common
   shares)(3)                              $14.325
-----------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------
Net investment income                      $ 0.299
Net realized and unrealized
   gain                                      0.523
Distribution to preferred
   shareholders                             (0.021)
-----------------------------------------------------------
TOTAL INCOME FROM OPERATIONS               $ 0.801
-----------------------------------------------------------

Less distributions to common shareholders
-----------------------------------------------------------
From net investment income                 $(0.238)
-----------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON
   SHAREHOLDERS                            $(0.238)
-----------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                         $(0.048)
-----------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                               $(0.090)
-----------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)                  $14.750
-----------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                         $14.300
-----------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET
   ASSET VALUE(4)                             4.67%
-----------------------------------------------------------

TOTAL INVESTMENT RETURN ON
   MARKET VALUE(4)                            1.48%
-----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                     INSURED MUNICIPAL FUND II
                                  -------------------------------
                                  PERIOD ENDED
                                  MARCH 31, 2003
                                  (UNAUDITED)(1)(2)
-----------------------------------------------------------------

Ratios/Supplemental Data+ ++
-----------------------------------------------------------------
Net assets applicable to
   common shares, end of
   period (000's omitted)                    $146,120
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Net expenses(5)                               0.77%(6)
   Net expenses after
     custodian fee
     reduction(5)                                0.75%(6)
   Net investment income(5)                      6.18%(6)
Portfolio Turnover                                 32%
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the
   Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Expenses(5)                                   0.99%(6)
   Expenses after custodian
     fee reduction(5)                            0.97%(6)
   Net investment income(5)                      5.96%(6)
   Net investment income per
     share                                   $  0.288
-----------------------------------------------------------------
++ The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets,
   including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                                  0.55%(6)
   Net expenses after
     custodian fee reduction                     0.54%(6)
   Net investment income                         4.45%(6)
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the
   Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                      0.71%(6)
   Expenses after custodian
     fee reduction                               0.70%(6)
   Net investment income                         4.29%(6)
-----------------------------------------------------------------
Senior Securities:
   Total preferred shares
     outstanding                                3,500
   Asset coverage per
     preferred share(7)                      $ 66,764
   Involuntary liquidation
     preference per preferred
     share(8)                                $ 25,000
   Approximate market value
     per preferred share(8)                  $ 25,000
-----------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, November 29, 2002, to March 31, 2003.
 (3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
 (4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
 (6)  Annualized.
 (7) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
 (8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                  INSURED CALIFORNIA FUND II
                                  --------------------------
                                  PERIOD ENDED
                                  MARCH 31, 2003
                                  (UNAUDITED)(1)(2)
------------------------------------------------------------
Net asset value -- Beginning
   of period (Common
   shares)(3)                              $14.325
------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------
Net investment income                      $ 0.285
Net realized and unrealized
   gain                                      0.396
Distribution to preferred
   shareholders                             (0.018)
------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS               $ 0.663
------------------------------------------------------------

Less distributions to common shareholders
------------------------------------------------------------
From net investment income                 $(0.225)
------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON
   SHAREHOLDERS                            $(0.225)
------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                         $(0.054)
------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                               $(0.089)
------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)                  $14.620
------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                         $13.950
------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET
   ASSET VALUE(4)                             3.71%
------------------------------------------------------------

TOTAL INVESTMENT RETURN ON
   MARKET VALUE(4)                           (1.05)%
------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                  INSURED CALIFORNIA FUND II
                                  --------------------------
                                  PERIOD ENDED
                                  MARCH 31, 2003
                                  (UNAUDITED)(1)(2)
------------------------------------------------------------

Ratios/Supplemental Data+ ++
------------------------------------------------------------
Net assets applicable to
   common shares, end of
   period (000's omitted)                  $56,294
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Net expenses(5)                            0.86%(6)
   Net expenses after
     custodian fee
     reduction(5)                             0.83%(6)
   Net investment income(5)                   5.93%(6)
Portfolio Turnover                              35%
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of
   expenses by the Adviser. Had such actions not been taken,
   the ratios and net investment income per share would have
   been as follows:
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Expenses(5)                                1.11%(6)
   Expenses after custodian
     fee reduction(5)                         1.08%(6)
   Net investment income(5)                   5.68%(6)
   Net investment income per
     share                                 $ 0.273
------------------------------------------------------------
++ The ratios reported are based on net assets applicable
   solely to common shares. The ratios based on net assets,
   including amounts related to preferred shares, are as
   follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                               0.62%(6)
   Net expenses after
     custodian fee reduction                  0.60%(6)
   Net investment income                      4.27%(6)
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of
   expenses by the Adviser. Had such actions not been taken,
   the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                   0.80%(6)
   Expenses after custodian
     fee reduction                            0.78%(6)
   Net investment income                      4.09%(6)
------------------------------------------------------------
Senior Securities:
   Total preferred shares
     outstanding                             1,350
   Asset coverage per
     preferred share(7)                    $66,703
   Involuntary liquidation
     preference per preferred
     share(8)                              $25,000
   Approximate market value
     per preferred share(8)                $25,000
------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, November 29, 2002, to March 31, 2003.
 (3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
 (4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
 (6)  Annualized.
 (7) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
 (8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                  INSURED FLORIDA FUND
                                  --------------------
                                  PERIOD ENDED
                                  MARCH 31, 2003
                                  (UNAUDITED)(1)(2)
------------------------------------------------------
Net asset value -- Beginning
   of period (Common
   shares)(3)                           $14.325
------------------------------------------------------

Income (loss) from operations
------------------------------------------------------
Net investment income                   $ 0.261
Net realized and unrealized
   gain                                   0.447
Distribution to preferred
   shareholders                          (0.019)
------------------------------------------------------
TOTAL INCOME FROM OPERATIONS            $ 0.689
------------------------------------------------------

Less distributions to common shareholders
------------------------------------------------------
From net investment income              $(0.225)
------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON
   SHAREHOLDERS                         $(0.225)
------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                      $(0.058)
------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                            $(0.091)
------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)               $14.640
------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                      $14.650
------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET
   ASSET VALUE(4)                          3.79%
------------------------------------------------------

TOTAL INVESTMENT RETURN ON
   MARKET VALUE(4)                         3.86%
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                     INSURED FLORIDA FUND
                                  --------------------------
                                  PERIOD ENDED
                                  MARCH 31, 2003
                                  (UNAUDITED)(1)(2)
------------------------------------------------------------

Ratios/Supplemental Data+ ++
------------------------------------------------------------
Net assets applicable to
   common shares, end of
   period (000's omitted)                  $37,254
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Net expenses(5)                            0.85%(6)
   Net expenses after
     custodian fee
     reduction(5)                             0.83%(6)
   Net investment income(5)                   5.39%(6)
Portfolio Turnover                              25%
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of
   expenses by the Adviser. Had such actions not been taken,
   the ratios and net investment income per share would have
   been as follows:
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Expenses(5)                                1.17%(6)
   Expenses after custodian
     fee reduction(5)                         1.15%(6)
   Net investment income(5)                   5.07%(6)
   Net investment income per
     share                                 $ 0.245
------------------------------------------------------------
++ The ratios reported are based on net assets applicable
   solely to common shares. The ratios based on net assets,
   including amounts related to preferred shares, are as
   follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                               0.61%(6)
   Net expenses after
     custodian fee reduction                  0.60%(6)
   Net investment income                      3.88%(6)
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of
   expenses by the Adviser. Had such actions not been taken,
   the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                   0.84%(6)
   Expenses after custodian
     fee reduction                            0.83%(6)
   Net investment income                      3.65%(6)
------------------------------------------------------------
Senior Securities:
   Total preferred shares
     outstanding                               900
   Asset coverage per
     preferred share(7)                    $66,393
   Involuntary liquidation
     preference per preferred
     share(8)                              $25,000
   Approximate market value
     per preferred share(8)                $25,000
------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, November 29, 2002, to March 31, 2003.
 (3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
 (4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
 (6)  Annualized.
 (7) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
 (8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                  INSURED MASSACHUSETTS FUND
                                  --------------------------
                                  PERIOD ENDED
                                  MARCH 31, 2003
                                  (UNAUDITED)(1)(2)
------------------------------------------------------------
Net asset value -- Beginning
   of period (Common
   shares)(3)                              $14.325
------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------
Net investment income                      $ 0.267
Net realized and unrealized
   gain                                      0.429
Distribution to preferred
   shareholders                             (0.017)
------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS               $ 0.679
------------------------------------------------------------

Less distributions to common shareholders
------------------------------------------------------------
From net investment income                 $(0.225)
------------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON
   SHAREHOLDERS                            $(0.225)
------------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                         $(0.067)
------------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                               $(0.092)
------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)                  $14.620
------------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                         $15.200
------------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET
   ASSET VALUE(4)                             3.65%
------------------------------------------------------------

TOTAL INVESTMENT RETURN ON
   MARKET VALUE(4)                            7.76%
------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                     INSURED MASSACHUSETTS FUND
                                  --------------------------------
                                  PERIOD ENDED
                                  MARCH 31, 2003
                                  (UNAUDITED)(1)(2)
------------------------------------------------------------------

Ratios/Supplemental Data+ ++
------------------------------------------------------------------
Net assets applicable to
   common shares, end of
   period (000's omitted)                     $25,484
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Net expenses(5)                               0.96%(6)
   Net expenses after
     custodian fee
     reduction(5)                                0.93%(6)
   Net investment income(5)                      5.53%(6)
Portfolio Turnover                                 86%
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the
   Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Expenses(5)                                   1.26%(6)
   Expenses after custodian
     fee reduction(5)                            1.23%(6)
   Net investment income(5)                      5.23%(6)
   Net investment income per
     share                                    $ 0.252
------------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                                  0.69%(6)
   Net expenses after
     custodian fee reduction                     0.67%(6)
   Net investment income                         3.96%(6)
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the
   Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                      0.90%(6)
   Expenses after custodian
     fee reduction                               0.88%(6)
   Net investment income                         3.75%(6)
------------------------------------------------------------------
Senior Securities:
   Total preferred shares
     outstanding                                  620
   Asset coverage per
     preferred share(7)                       $66,105
   Involuntary liquidation
     preference per preferred
     share(8)                                 $25,000
   Approximate market value
     per preferred share(8)                   $25,000
------------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, November 29, 2002 to March 31, 2003.
 (3) Net asset value at the beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
 (4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annaulized basis.
 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
 (6)  Annualized
 (7) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
 (8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                  INSURED MICHIGAN FUND
                                  ---------------------
                                  PERIOD ENDED
                                  MARCH 31, 2003
                                  (UNAUDITED)(1)(2)
-------------------------------------------------------
Net asset value -- Beginning
   of period (Common
   shares)(3)                            $14.325
-------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------
Net investment income                    $ 0.265
Net realized and unrealized
   gain                                    0.443
Distribution to preferred
   shareholders                           (0.018)
-------------------------------------------------------
TOTAL INCOME FROM OPERATIONS             $ 0.690
-------------------------------------------------------

Less distributions to common shareholders
-------------------------------------------------------
From net investment income               $(0.225)
-------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON
   SHAREHOLDERS                          $(0.225)
-------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                       $(0.068)
-------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                             $(0.092)
-------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)                $14.630
-------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                       $15.080
-------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET
   ASSET VALUE(4)                           3.72%
-------------------------------------------------------

TOTAL INVESTMENT RETURN ON
   MARKET VALUE(4)                          6.91%
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                  INSURED MICHIGAN FUND
                                  ---------------------
                                  PERIOD ENDED
                                  MARCH 31, 2003
                                  (UNAUDITED)(1)(2)
-------------------------------------------------------
Ratios/Supplemental Data+ ++
-------------------------------------------------------
Net assets applicable to
   common shares, end of
   period (000's omitted)                $22,053
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Net expenses(5)                          1.01%(6)
   Net expenses after
     custodian fee
     reduction(5)                           0.98%(6)
   Net investment income(5)                 5.50%(6)
Portfolio Turnover                            74%
+  The operating expenses of the Fund reflect a
   reduction of the investment adviser fee and a
   reimbursement of expenses by the Adviser. Had such
   actions not been taken, the ratios and net
   investment income per share would have been as
   follows:
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Expenses(5)                              1.32%(6)
   Expenses after custodian
     fee reduction(5)                       1.29%(6)
   Net investment income(5)                 5.19%(6)
   Net investment income per
     share                               $ 0.250
-------------------------------------------------------
++ The ratios reported are based on net assets
   applicable solely to common shares. The ratios based
   on net assets, including amounts related to
   preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                             0.72%(6)
   Net expenses after
     custodian fee reduction                0.70%(6)
   Net investment income                    3.94%(6)
+  The operating expenses of the Fund reflect a
   reduction of the investment adviser fee and a
   reimbursement of expenses by the Adviser. Had such
   actions not been taken, the ratios would have been
   as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                 0.94%(6)
   Expenses after custodian
     fee reduction                          0.92%(6)
   Net investment income                    3.72%(6)
-------------------------------------------------------
Senior Securities:
   Total preferred shares
     outstanding                             540
   Asset coverage per
     preferred share(7)                  $65,842
   Involuntary liquidation
     preference per preferred
     share(8)                            $25,000
   Approximate market value
     per preferred share(8)              $25,000
-------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, November 29, 2002, to March 31, 2003.
 (3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
 (4) Total investment return on net asset value is calculated assuming a purchase at the offering of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
 (6)  Annualized.
 (7) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
 (8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                  INSURED NEW JERSEY FUND
                                  -----------------------
                                  PERIOD ENDED
                                  MARCH 31, 2003
                                  (UNAUDITED)(1)(2)
---------------------------------------------------------
Net asset value -- Beginning
   of period (Common
   shares)(3)                             $14.325
---------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------
Net investment income                     $ 0.271
Net realized and unrealized
   gain                                     0.606
Distribution to preferred
   shareholders                            (0.017)
---------------------------------------------------------
TOTAL INCOME FROM OPERATIONS              $ 0.860
---------------------------------------------------------

Less distributions to common shareholders
---------------------------------------------------------
From net investment income                $(0.225)
---------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON
   SHAREHOLDERS                           $(0.225)
---------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                        $(0.059)
---------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                              $(0.091)
---------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)                 $14.810
---------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                        $14.400
---------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET
   ASSET VALUE(4)                            4.99%
---------------------------------------------------------

TOTAL INVESTMENT RETURN ON
   MARKET VALUE(4)                           2.08%
---------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                     INSURED NEW JERSEY FUND
                                  -----------------------------
                                  PERIOD ENDED
                                  MARCH 31, 2003
                                  (UNAUDITED)(1)(2)
---------------------------------------------------------------

Ratios/Supplemental Data+ ++
---------------------------------------------------------------
Net assets applicable to
   common shares, end of
   period (000's omitted)                    $37,809
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Net expenses(5)                              0.88%(6)
   Net expenses after
     custodian fee
     reduction(5)                               0.86%(6)
   Net investment income(5)                     5.56%(6)
Portfolio Turnover                                56%
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as
   follows:
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Expenses(5)                                  1.15%(6)
   Expenses after custodian
     fee reduction(5)                           1.13%(6)
   Net investment income(5)                     5.29%(6)
   Net investment income per
     share                                   $ 0.258
---------------------------------------------------------------
++ The ratios reported are based on net assets applicable
   solely to common shares. The ratios based on net assets,
   including amounts related to preferred shares, are as
   follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                                 0.63%(6)
   Net expenses after
     custodian fee reduction                    0.62%(6)
   Net investment income                        4.01%(6)
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                     0.82%(6)
   Expenses after custodian
     fee reduction                              0.81%(6)
   Net investment income                        3.82%(6)
---------------------------------------------------------------
Senior Securities:
   Total preferred shares
     outstanding                                 900
   Asset coverage per
     preferred share(7)                      $67,010
   Involuntary liquidation
     preference per preferred
     share(8)                                $25,000
   Approximate market value
     per preferred share(8)                  $25,000
---------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, November 29, 2002, to March 31, 2003.
 (3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
 (4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
 (6)  Annualized.
 (7) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
 (8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                  INSURED NEW YORK FUND II
                                  ------------------------
                                  PERIOD ENDED
                                  MARCH 31, 2003
                                  (UNAUDITED)(1)(2)
----------------------------------------------------------
Net asset value -- Beginning
   of period (Common
   shares)(3)                             $14.325
----------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------
Net investment income                     $ 0.277
Net realized and unrealized
   gain                                     0.461
Distribution to preferred
   shareholders                            (0.017)
----------------------------------------------------------
TOTAL INCOME FROM OPERATIONS              $ 0.721
----------------------------------------------------------

Less distributions to common shareholders
----------------------------------------------------------
From net investment income                $(0.229)
----------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON
   SHAREHOLDERS                           $(0.229)
----------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                        $(0.058)
----------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                              $(0.089)
----------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)                 $14.670
----------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                        $14.480
----------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET
   ASSET VALUE(4)                            4.03%
----------------------------------------------------------

TOTAL INVESTMENT RETURN ON
   MARKET VALUE(4)                           2.69%
----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                     INSURED NEW YORK FUND II
                                  ------------------------------
                                  PERIOD ENDED
                                  MARCH 31, 2003
                                  (UNAUDITED)(1)(2)
----------------------------------------------------------------

Ratios/Supplemental Data+ ++
----------------------------------------------------------------
Net assets applicable to
   common shares, end of
   period (000's omitted)                    $37,460
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Net expenses(5)                              0.89%(6)
   Net expenses after
     custodian fee
     reduction(5)                               0.87%(6)
   Net investment income(5)                     5.72%(6)
Portfolio Turnover                                55%
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the
   Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Expenses(5)                                  1.16%(6)
   Expenses after custodian
     fee reduction(5)                           1.14%(6)
   Net investment income(5)                     5.45%(6)
   Net investment income per
     share                                   $ 0.264
----------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                                 0.65%(6)
   Net expenses after
     custodian fee reduction                    0.63%(6)
   Net investment income                        4.13%(6)
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the
   Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                     0.84%(6)
   Expenses after custodian
     fee reduction                              0.82%(6)
   Net investment income                        3.94%(6)
----------------------------------------------------------------
Senior Securities:
   Total preferred shares
     outstanding                                 900
   Asset coverage per
     preferred share(7)                      $66,625
   Involuntary liquidation
     preference per preferred
     share(8)                                $25,000
   Approximate market value
     per preferred share(8)                  $25,000
----------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, November 29, 2002, to March 31, 2003.
 (3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
 (4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
 (6)  Annualized.
 (7) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
 (8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                  INSURED OHIO FUND
                                  -----------------
                                  PERIOD ENDED
                                  MARCH 31, 2003
                                  (UNAUDITED)(1)(2)
---------------------------------------------------
Net asset value -- Beginning
   of period (Common
   shares)(3)                          $14.325
---------------------------------------------------

Income (loss) from operations
---------------------------------------------------
Net investment income                  $ 0.263
Net realized and unrealized
   gain                                  0.385
Distribution to preferred
   shareholders                         (0.018)
---------------------------------------------------
TOTAL INCOME FROM OPERATIONS           $ 0.630
---------------------------------------------------

Less distributions to common shareholders
---------------------------------------------------
From net investment income             $(0.225)
---------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON
   SHAREHOLDERS                        $(0.225)
---------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                     $(0.060)
---------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                           $(0.090)
---------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)              $14.580
---------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                     $15.120
---------------------------------------------------

TOTAL INVESTMENT RETURN ON NET
   ASSET VALUE(4)                         3.34%
---------------------------------------------------

TOTAL INVESTMENT RETURN ON
   MARKET VALUE(4)                        7.17%
---------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                     INSURED OHIO FUND
                                  -----------------------
                                  PERIOD ENDED
                                  MARCH 31, 2003
                                  (UNAUDITED)(1)(2)
---------------------------------------------------------

Ratios/Supplemental Data+ ++
---------------------------------------------------------
Net assets applicable to
   common shares, end of
   period (000's omitted)                 $36,490
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Net expenses(5)                           0.58%(6)
   Net expenses after
     custodian fee
     reduction(5)                            0.56%(6)
   Net investment income(5)                  5.45%(6)
Portfolio Turnover                             24%
+  The operating expenses of the Fund reflect a reduction
   of the investment adviser fee and a reimbursement of
   expenses by the Adviser. Had such actions not been
   taken, the ratios and net investment income per share
   would have been as follows:
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Expenses(5)                               1.17%(6)
   Expenses after custodian
     fee reduction(5)                        1.15%(6)
   Net investment income(5)                  4.86%(6)
   Net investment income per
     share                                $ 0.234
---------------------------------------------------------
++ The ratios reported are based on net assets applicable
   solely to common shares. The ratios based on net
   assets, including amounts related to preferred shares,
   are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                              0.41%(6)
   Net expenses after
     custodian fee reduction                 0.40%(6)
   Net investment income                     3.93%(6)
+  The operating expenses of the Fund reflect a reduction
   of the investment adviser fee and a reimbursement of
   expenses by the Adviser. Had such actions not been
   taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                  0.83%(6)
   Expenses after custodian
     fee reduction                           0.82%(6)
   Net investment income                     3.51%(6)
---------------------------------------------------------
Senior Securities:
   Total preferred shares
     outstanding                              875
   Asset coverage per
     preferred share(7)                   $66,704
   Involuntary liquidation
     preference per preferred
     share(8)                             $25,000
   Approximate market value
     per preferred share(8)               $25,000
---------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, November 29, 2002, to March 31, 2003.
 (3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
 (4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
 (6)  Annualized.
 (7) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
 (8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                  INSURED PENNSYLVANIA FUND
                                  -------------------------
                                  PERIOD ENDED
                                  MARCH 31, 2003
                                  (UNAUDITED)(1)(2)
-----------------------------------------------------------
Net asset value -- Beginning
   of period (Common
   shares)(3)                              $14.325
-----------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------
Net investment income                      $ 0.265
Net realized and unrealized
   gain                                      0.384
Distribution to preferred
   shareholders                             (0.018)
-----------------------------------------------------------
TOTAL INCOME FROM OPERATIONS               $ 0.631
-----------------------------------------------------------

Less distributions to common shareholders
-----------------------------------------------------------
From net investment income                 $(0.227)
-----------------------------------------------------------
TOTAL DISTRIBUTIONS TO COMMON
   SHAREHOLDERS                            $(0.227)
-----------------------------------------------------------

PREFERRED AND COMMON SHARES
   OFFERING COSTS CHARGED TO
   PAID-IN CAPITAL                         $(0.057)
-----------------------------------------------------------

PREFERRED SHARES UNDERWRITING
   DISCOUNTS                               $(0.092)
-----------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD (COMMON SHARES)                  $14.580
-----------------------------------------------------------

MARKET VALUE -- END OF PERIOD
   (COMMON SHARES)                         $15.230
-----------------------------------------------------------

TOTAL INVESTMENT RETURN ON NET
   ASSET VALUE(4)                             3.38%
-----------------------------------------------------------

TOTAL INVESTMENT RETURN ON
   MARKET VALUE(4)                            7.99%
-----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING DURING THE PERIODS STATED

                                     INSURED PENNSYLVANIA FUND
                                  -------------------------------
                                  PERIOD ENDED
                                  MARCH 31, 2003
                                  (UNAUDITED)(1)(2)
-----------------------------------------------------------------

Ratios/Supplemental Data+ ++
-----------------------------------------------------------------
Net assets applicable to
   common shares, end of
   period (000's omitted)                     $42,811
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
-----------------------------------------------------------------
   Net expenses(5)                               0.87%(6)
   Net expenses after
     custodian fee
     reduction(5)                                0.85%(6)
   Net investment income(5)                      5.49%(6)
Portfolio Turnover                                 35%
-----------------------------------------------------------------
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the
   Adviser. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average net assets
   applicable to common
   shares):
   Expenses(5)                                   1.13%(6)
   Expenses after custodian
     fee reduction(5)                            1.11%(6)
   Net investment income(5)                      5.23%(6)
   Net investment income per
     share                                    $ 0.252
-----------------------------------------------------------------
++ The ratios reported are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (As a percentage of
   average total net assets):
   Net expenses                                  0.63%(6)
   Net expenses after
     custodian fee reduction                     0.61%(6)
   Net investment income                         3.93%(6)
+  The operating expenses of the Fund reflect a reduction of the investment adviser fee and a reimbursement of expenses by the
   Adviser. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average total net assets):
   Expenses                                      0.82%(6)
   Expenses after custodian
     fee reduction                               0.80%(6)
   Net investment income                         3.74%(6)
-----------------------------------------------------------------
Senior Securities:
   Total preferred shares
     outstanding                                1,040
   Asset coverage per
     preferred share(7)                       $66,168
   Involuntary liquidation
     preference per preferred
     share(8)                                 $25,000
   Approximate market value
     per preferred share(8)                   $25,000
-----------------------------------------------------------------

 (1)  Computed using average common shares outstanding.
 (2) For the period from the start of business, November 29, 2002, to March 31, 2003.
 (3) Net asset value at beginning of period reflects the deduction of the sales load of $0.675 per share paid by the shareholder from the $15.000 offering price.
 (4) Total investment return on net asset value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $15.000 less the sales load of $0.675 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total investment return on market value are not computed on an annualized basis.
 (5) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Fund's leveraged capital structure.
 (6)  Annualized.
 (7) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
 (8)  Plus accumulated and unpaid dividends.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Insured Municipal Bond Fund II (Insured Municipal Fund II), Eaton Vance Insured California Municipal Bond Fund II (Insured California Fund II), Eaton Vance Insured Florida Municipal Bond Fund (Insured Florida Fund), Eaton Vance Insured Massachusetts Municipal Bond Fund (Insured Massachusetts Fund), Eaton Vance Insured Michigan Municipal Bond Fund (Insured Michigan Fund), Eaton Vance Insured New Jersey Municipal Bond Fund (Insured New Jersey Fund), Eaton Vance Insured New York Municipal Bond Fund II (Insured New York Fund
   II), Eaton Vance Insured Ohio Municipal Bond Fund (Insured Ohio Fund), and Eaton Vance Insured Pennsylvania Municipal Bond Fund (Insured Pennsylvania
   Fund) (individually referred to as the Fund or collectively the Funds) are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies. Each of the Funds was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated October 3, 2002. Each Fund's investment objective is to achieve current income exempt from regular federal income tax, including alternative minimum tax, and taxes in its specified state. Each Fund seeks to achieve its objective by investing primarily in high grade municipal obligations that are insured as to the timely payment of principal and interest.

   The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Investment Transactions -- Investment transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Fund instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

 C Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

 D Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary.

   In addition, each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Fund, as exempt-interest dividends.

 E Organization and Offering Costs -- Costs incurred by each Fund in connection with its organization have been expensed. Costs incurred by each Fund in connection with the offerings of the common shares and preferred shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

 F Financial Futures Contracts -- Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 G Interest Rate Swaps -- The Funds may enter into interest rate swap agreements to enhance return, to hedge

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   against fluctuations in securities prices or interest rates or as substitution for the purchase and sale of securities. Pursuant to these agreements, the Funds make bi-annual payments at a fixed interest rate. In exchange, the Funds receive payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Funds are exposed to credit loss in the event of non-performance by the swap counterparty. However, the Funds do not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Fund maintains with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 J Interim Financial Statements -- The interim financial statements relating to
   March 31, 2003 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Auction Preferred Shares (APS)
-------------------------------------------
   Each Fund issued Auction Preferred Shares on January 15, 2003 in a public offering. The underwriting discounts and other offering costs were recorded as a reduction of capital of the common shares of each Fund. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of each Fund's APS and have been reset every seven days thereafter by an auction. Initially, the Insured Municipal Fund II has elected an Initial Dividend Period for Series B of 360 days. The Insured Municipal Fund II will pay the Series B accumulated dividends on the first business day of each month, with final payment being made on January 12, 2004. Series A and Series B are identical in all respects except for the dates of reset for the dividend rates. Auction Preferred Shares issued and outstanding as of March 31, 2003 and dividend rate ranges for the period from the date of accumulation of initial rate, January 17, 2003, to March 31, 2003 are as indicated below:

                                                 PREFERRED SHARES     DIVIDEND RATE
    FUND                                      ISSUED AND OUTSTANDING     RANGES
    -------------------------------------------------------------------------------
    Insured Municipal Fund II Series A                     1,750      0.95 - 1.10%
    Insured Municipal Fund II Series B                     1,750          1.35%
    Insured California Fund II                             1,350      0.95 - 1.00%
    Insured Florida Fund                                     900      0.98 - 1.05%
    Insured Massachusetts Fund                               620      0.85 - 1.10%
    Insured Michigan Fund                                    540      0.90 - 1.05%
    Insured New Jersey Fund                                  900      0.85 - 1.00%
    Insured New York Fund II                                 900      0.90 - 1.00%
    Insured Ohio Fund                                        875      0.95 - 1.10%
    Insured Pennsylvania Fund                              1,040      0.95 - 1.10%

   The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if any Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the Common Shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in each Fund's By-Laws and the Investment Company Act of 1940. Each Fund pays an annual fee equivalent to 0.25% of the preferred shares liquidation value for the remarketing efforts associated with the preferred auction.

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Distributions to Shareholders
-------------------------------------------
   Each Fund intends to make monthly distributions of net investment income, after payments of any dividends on any outstanding Auction Preferred Shares. Distributions are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. Effective January 17, 2003, the Series B shares of the Insured Municipal Fund II set a special dividend period of 360 days. The applicable dividend rate for Auction Preferred Shares on March 31, 2003 are listed below. For the period ended March 31, 2003, the amount of dividends each Fund paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

                                                                     DIVIDENDS
                                                                      PAID TO
                                                                     PREFERRED         AVERAGE APS
                                                     APS           SHAREHOLDERS      DIVIDEND RATES
                                               DIVIDEND RATES         FOR THE            FOR THE
                                                    AS OF          PERIOD ENDED       PERIOD ENDED
    FUND                                       MARCH 31, 2003     MARCH 31, 2003     MARCH 31, 2003
    -------------------------------------------------------------------------------------------------
    Insured Municipal Fund II Series A                 1.10%       $     88,468              1.01%
    Insured Municipal Fund II Series B                 1.35%            119,753              1.35%
    Insured California Fund II                         1.00%             66,150              0.97%
    Insured Florida Fund                               1.00%             45,927              1.01%
    Insured Massachusetts Fund                         1.10%             29,499              0.95%
    Insured Michigan Fund                              1.05%             26,207              0.96%
    Insured New Jersey Fund                            0.95%             42,984              0.94%
    Insured New York Fund II                           1.00%             42,305              0.96%
    Insured Ohio Fund                                  1.10%             44,047              1.01%
    Insured Pennsylvania Fund                          1.10%             52,114              1.00%

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital. These differences relate primarily to the method for amortizing premiums.

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee, computed at an annual rate of 0.55% of each Fund's average weekly gross assets, was earned by Eaton Vance Management
   (EVM) as compensation for investment advisory services rendered to each Fund. Except for Trustees of each Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. For the period from the start of business November 29, 2002, to March 31, 2003, the fee was equivalent to 0.55% (annualized) of each Fund's average weekly gross assets and amounted to $354,576, $136,852, $90,600, $61,926, $53,218, $91,311, $91,853, $88,717 and
   $103,938, for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively. EVM also serves as the administrator of the Funds, but currently receives no compensation.

   In addition, EVM has contractually agreed to reimburse the Fund for fees and other expenses in the amount of 0.15% of average weekly total assets of each Fund during the first five full years of each Fund's operations, 0.10% of average weekly total assets of each Fund in year six, and 0.05% in year seven. For the period from the start of business, November 29, 2002, to March 31, 2003, EVM contractually waived $96,703, $37,378, $24,709, $16,889,
   $14,488, $24,903, $25,051, $24,196 and $28,347 of its investment advisory fee for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively. In addition, EVM made a preliminary waiver of $5,587 and $37,581 of its advisory fee for Insured Florida Fund and Insured Ohio Fund, respectively, in order to enhance the net investment income of each Fund.

   Trustees of the Funds that are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, November 29, 2002 to March 31, 2003, no significant amounts have been deferred.

   Eaton Vance has agreed to pay offering costs (other than sales load) that exceed $0.03 per common share. Eaton Vance has agreed to reimburse all Fund organization costs.

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Certain officers and one Trustee of each Fund are officers of the above organization.

5 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the period from the start of business, November 29, 2002, to March 31, 2003 were as follows:

    INSURED MUNICIPAL FUND II
    ------------------------------------------------------
    Purchases                                 $287,759,459
    Sales                                       53,593,969
    INSURED CALIFORNIA FUND II
    ------------------------------------------------------
    Purchases                                 $109,238,306
    Sales                                       22,067,208
    INSURED FLORIDA FUND
    ------------------------------------------------------
    Purchases                                 $ 65,902,171
    Sales                                        9,157,006

    INSURED MASSACHUSETTS FUND
    ------------------------------------------------------
    Purchases                                 $ 60,045,878
    Sales                                       21,590,185

    INSURED MICHIGAN FUND
    ------------------------------------------------------
    Purchases                                 $ 52,920,336
    Sales                                       16,819,852

    INSURED NEW JERSEY FUND
    ------------------------------------------------------
    Purchases                                 $ 77,828,680
    Sales                                       21,574,323
    INSURED NEW YORK FUND II
    ------------------------------------------------------
    Purchases                                 $ 79,850,407
    Sales                                       22,183,750
    INSURED OHIO FUND
    ------------------------------------------------------
    Purchases                                 $ 65,255,046
    Sales                                        8,607,801

    INSURED PENNSYLVANIA FUND
    ------------------------------------------------------
    Purchases                                 $ 77,871,940
    Sales                                       14,116,323

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Fund at March 31, 2003, as computed for federal income tax purposes, were as follows:

    INSURED MUNICIPAL FUND II
    ------------------------------------------------------
    AGGREGATE COST                            $234,873,155
    ------------------------------------------------------
    Gross unrealized appreciation             $  5,056,903
    Gross unrealized depreciation                  (15,161)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,041,742
    ------------------------------------------------------

    INSURED CALIFORNIA FUND II
    ------------------------------------------------------
    AGGREGATE COST                            $ 87,332,242
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,395,391
    Gross unrealized depreciation                       --
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,395,391
    ------------------------------------------------------

    INSURED FLORIDA FUND
    ------------------------------------------------------
    AGGREGATE COST                            $ 56,801,749
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,048,106
    Gross unrealized depreciation                       --
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,048,106
    ------------------------------------------------------

    INSURED MASSACHUSETTS FUND
    ------------------------------------------------------
    AGGREGATE COST                            $ 38,564,505
    ------------------------------------------------------
    Gross unrealized appreciation             $    611,728
    Gross unrealized depreciation                  (17,471)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    594,257
    ------------------------------------------------------

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    INSURED MICHIGAN FUND
    ------------------------------------------------------
    AGGREGATE COST                            $ 36,208,602
    ------------------------------------------------------
    Gross unrealized appreciation             $    601,446
    Gross unrealized depreciation                  (19,136)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    582,310
    ------------------------------------------------------
    INSURED NEW JERSEY FUND
    ------------------------------------------------------
    AGGREGATE COST                            $ 56,462,932
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,302,612
    Gross unrealized depreciation                  (17,727)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,284,885
    ------------------------------------------------------

    INSURED NEW YORK FUND II
    ------------------------------------------------------
    AGGREGATE COST                            $ 57,797,485
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,110,096
    Gross unrealized depreciation                  (18,065)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,092,031
    ------------------------------------------------------
    INSURED OHIO FUND
    ------------------------------------------------------
    AGGREGATE COST                            $ 56,753,582
    ------------------------------------------------------
    Gross unrealized appreciation             $    990,161
    Gross unrealized depreciation                  (28,442)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    961,719
    ------------------------------------------------------
    INSURED PENNSYLVANIA FUND
    ------------------------------------------------------
    AGGREGATE COST                            $ 63,929,069
    ------------------------------------------------------
    Gross unrealized appreciation             $    929,138
    Gross unrealized depreciation                       --
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    929,138
    ------------------------------------------------------

7 Shares of Beneficial Interest
-------------------------------------------
   Each Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares. Transactions in common shares for the period from the start of business, November 29, 2002, to March 31, 2003 were as follows:

                                              INSURED MUNICIPAL FUND II
                                              --------------------------
                                              PERIOD ENDED
                                              MARCH 31, 2003
                                              (UNAUDITED)
    --------------------------------------------------------------------
    Sales                                              9,897,891
    Shares issued pursuant to the Fund's
     dividend reinvestment plan                            1,824
    --------------------------------------------------------------------
    NET INCREASE                                       9,899,715
    --------------------------------------------------------------------

                                              INSURED CALIFORNIA FUND II
                                              --------------------------
                                              PERIOD ENDED
                                              MARCH 31, 2003
                                              (UNAUDITED)
    --------------------------------------------------------------------
    Sales                                              3,844,564
    Shares issued pursuant to the Fund's
     dividend reinvestment plan                               26
    --------------------------------------------------------------------
    NET INCREASE                                       3,844,590
    --------------------------------------------------------------------

                                                 INSURED FLORIDA FUND
                                              --------------------------
                                              PERIOD ENDED
                                              MARCH 31, 2003
                                              (UNAUDITED)
    --------------------------------------------------------------------
    Sales                                              2,535,522
    Shares issued pursuant to the Fund's
     dividend reinvestment plan                            2,959
    --------------------------------------------------------------------
    NET INCREASE                                       2,538,481
    --------------------------------------------------------------------

                                              INSURED MASSACHUSETTS FUND
                                              --------------------------
                                              PERIOD ENDED
                                              MARCH 31, 2003
                                              (UNAUDITED)
    --------------------------------------------------------------------
    Sales                                              1,736,768
    Shares issued pursuant to the Fund's
     dividend reinvestment plan                               73
    --------------------------------------------------------------------
    NET INCREASE                                       1,736,841
    --------------------------------------------------------------------

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                INSURED MICHIGAN FUND
                                              --------------------------
                                              PERIOD ENDED
                                              MARCH 31, 2003
                                              (UNAUDITED)
    --------------------------------------------------------------------
    Sales                                              1,500,707
    Shares issued pursuant to the Fund's
     dividend reinvestment plan                               49
    --------------------------------------------------------------------
    NET INCREASE                                       1,500,756
    --------------------------------------------------------------------

                                               INSURED NEW JERSEY FUND
                                              --------------------------
                                              PERIOD ENDED
                                              MARCH 31, 2003
                                              (UNAUDITED)
    --------------------------------------------------------------------
    Sales                                              2,546,634
    Shares issued pursuant to the Fund's
     dividend reinvestment plan                               26
    --------------------------------------------------------------------
    NET INCREASE                                       2,546,660
    --------------------------------------------------------------------

                                               INSURED NEW YORK FUND II
                                              --------------------------
                                              PERIOD ENDED
                                              MARCH 31, 2003
                                              (UNAUDITED)
    --------------------------------------------------------------------
    Sales                                              2,546,647
    Shares issued pursuant to the Fund's
     dividend reinvestment plan                               21
    --------------------------------------------------------------------
    NET INCREASE                                       2,546,668
    --------------------------------------------------------------------
                                                  INSURED OHIO FUND
                                              --------------------------
                                              PERIOD ENDED
                                              MARCH 31, 2003
                                              (UNAUDITED)
    --------------------------------------------------------------------
    Sales                                              2,496,446
    Shares issued pursuant to the Fund's
     dividend reinvestment plan                              160
    --------------------------------------------------------------------
    NET INCREASE                                       2,496,606
    --------------------------------------------------------------------

                                              INSURED PENNSYLVANIA FUND
                                              --------------------------
                                              PERIOD ENDED
                                              MARCH 31, 2003
                                              (UNAUDITED)
    --------------------------------------------------------------------
    Sales                                              2,930,531
    Shares issued pursuant to the Fund's
     dividend reinvestment plan                               26
    --------------------------------------------------------------------
    NET INCREASE                                       2,930,557
    --------------------------------------------------------------------

8 Financial Instruments
-------------------------------------------
   Each Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment each Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at March 31, 2003 is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                                                                      NET UNREALIZED
                                    EXPIRATION                                         APPRECIATION
    FUND                            DATE        CONTRACTS                 POSITION    (DEPRECIATION)
    ------------------------------------------------------------------------------------------------
    Insured Municipal II            6/03        117 U.S. Treasury Bond    Short          $(99,391)
    ------------------------------------------------------------------------------------------------
    Insured California II           6/03        50 U.S. Treasury Bond     Short          $ 71,900
    ------------------------------------------------------------------------------------------------
    Insured Florida                 6/03        40 U.S. Treasury Bond     Short          $ 57,593
    ------------------------------------------------------------------------------------------------
    Insured Massachusetts           6/03        35 U.S. Treasury Bond     Short          $ 55,589
    ------------------------------------------------------------------------------------------------
    Insured Michigan                6/03        13 U.S. Treasury Bond     Short          $(11,043)
    ------------------------------------------------------------------------------------------------
    Insured New Jersey              6/03        46 U.S. Treasury Bond     Short          $ 73,059
    ------------------------------------------------------------------------------------------------
    Insured New York II             6/03        30 U.S. Treasury Bond     Short          $(25,485)
    ------------------------------------------------------------------------------------------------
    Insured Ohio                    6/03        31 U.S. Treasury Bond     Short          $(26,334)
    ------------------------------------------------------------------------------------------------
    Insured Pennsylvania            6/03        45 U.S. Treasury Bond     Short          $ 64,884

   At March 31, 2003, the Funds had sufficient cash and/or securities to cover margin requirements on open future contracts.

                    EATON VANCE INSURED MUNICIPAL BOND FUNDS

Dividend Reinvestment Plan

Each Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions automatically reinvested in common shares (the Shares) of the same Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Fund's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

                    EATON VANCE INSURED MUNICIPAL BOND FUNDS

Application for Participation in Dividend Reinvestment Plan
This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

                                                      ------------------------------------------------------
                                                      Please print exact name on account
                                                      ------------------------------------------------------
                                                      Shareholder signature                   Date
                                                      ------------------------------------------------------
                                                      Shareholder signature                   Date
                                                      Please sign exactly as your common shares are registered.
                                                      All persons whose names appear on the share certificate
                                                      must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

THIS AUTHORIZATION FORM, WHEN SIGNED, SHOULD BE MAILED TO THE FOLLOWING ADDRESS:

                                  Eaton Vance Insured Municipal Bond Funds
                                  c/o PFPC Inc.
                                  P.O. Box 43027
                                  Providence, RI 02940-3027
                                  800-331-1710
--------------------------------------------------------------------------------

NUMBER OF EMPLOYEES

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified, management investment company and has no employees.

NUMBER OF SHAREHOLDERS

As of March 31, 2003, our records indicate that there are 30, 6, 9, 7, 10, 11, 18, 18 and 55 registered shareholders for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively, and approximately 4,500, 1,300, 1,109, 800, 900, 1,400, 1,200, 1,400 and 1,800 shareholders owning the
Fund shares in street name, such as through brokers, banks, and financial intermediaries for Insured Municipal Fund II, Insured California Fund II, Insured Florida Fund, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

                                  Eaton Vance Distributors, Inc.
                                  The Eaton Vance Building
                                  255 State Street
                                  Boston, MA 02109
                                  1-800-225-6265

AMERICAN STOCK EXCHANGE SYMBOLS

Insured Municipal Fund II     EIV
Insured California Fund II    EIA
Insured Florida Fund          EIF
Insured Massachusetts Fund    MAB
Insured Michigan Fund         MIW
Insured New Jersey Fund       EMJ
Insured New York Fund II      NYH
Insured Ohio Fund             EIO
Insured Pennsylvania Fund     EIP

EATON VANCE INSURED MUNICIPAL BOND FUNDS AS OF MARCH 31, 2003

INVESTMENT MANAGEMENT

EATON VANCE INSURED MUNICIPAL BOND FUNDS

Officers

Thomas J. Fetter
President and Portfolio Manager of
Insured Municipal Bond Fund II,
Insured New York Municipal Bond
Fund II and Insured Ohio Municipal
Bond Fund

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager
of Insured Michigan Municipal
Bond Fund

Cynthia J. Clemson
Vice President and Portfolio Manager
of Insured California Municipal
Bond Fund II, Insured Florida
Municipal Bond Fund and Insured
Pennsylvania Municipal Bond Fund

Robert B. MacIntosh
Vice President and Portfolio Manager
of Insured Massachusetts Municipal
Bond Fund and Insured New Jersey
Municipal Bond Fund

James L O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School or Law

INVESTMENT ADVISER AND ADMINISTRATOR OF EATON VANCE INSURED MUNICIPAL BOND FUNDS EATON VANCE MANAGEMENT
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 CLARENDON STREET
BOSTON, MA 02116

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
PFPC INC.
ATTN: EATON VANCE INSURED MUNICIPAL BOND FUNDS
P.O. BOX 43027
PROVIDENCE, RI 02940-3027
(800) 331-1710

                                 EATON VANCE FUNDS
                              EATON VANCE MANAGEMENT

                                  PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


EATON VANCE INSURED MUNICIPAL BOND FUNDS
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

1557-5/03                                                             9IMBIISRC